UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2021

Date of reporting period: May 31, 2021

Item 1. Reports to Stockholders.

(a) [Insert full text of semi-annual or annual report here]

Semper MBS Total Return Fund

Class A – SEMOX
 Investor Class – SEMPX
 Institutional Class – SEMMX

Semper Short Duration Fund

Investor Class – SEMRX
 Institutional Class – SEMIX

Semi-Annual Report
May 31, 2021

SEMPER FUNDS

Table of Contents

Shareholder Letter	1
Allocation of Portfolio Assets	11
Expense Example	13
Schedules of Investments	15
Statements of Assets and Liabilities	44
Statements of Operations	47
Statements of Changes in Net Assets	48
Financial Highlights	52
Notes to Financial Statements	57
Notice to Shareholders	73
Approval of Investment Advisory Agreement	74
Householding	82
Privacy Notice	83

SEMPER FUNDS

July 6, 2021

Dear Shareholder,

The Semper MBS Total Return Fund (the “Total Return Fund”)  and the Semper Short Duration Fund (the “Short Duration Fund”)  each generated strong relative and absolute performance for the six month period ended May 31, 2021, benefitting from  continued strengthening of the residential housing market, consumer credit performance, and general economic growth.

As the economy continued to rebound from shutdowns across the country and globe caused by the pandemic, and as vaccines have become available, the markets have increasingly focused on Fed monetary policy.  The Fed’s zero interest rate policy, quantitative easing in which they have been purchasing $120 billion of Treasury and Agency MBS each month since last spring, and lending facilities along with fiscal stimulus and numerous government policies provided crucial support to the economy.  While employment remains below Fed targets, intermediate Treasury yields rose sharply in the first several months of 2021.  The 10-year Treasury yield over the first six months of the Funds’ fiscal year rose from 85 basis points to 1.60%, nearly doubling.  The 2-year Treasury yield remained anchored at about 15 basis points, supported by the Fed’s continued promise to keep rates low for at least two more years.  While the 10-year yield has declined since May 31st,  the 2-year yield has risen to 25 basis points, a reflection of increased uncertainty about that timing given strong economic data, rapid employment recovery, and inflation above longer-term targets.

In anticipation of this potential increase in market yields, Semper Capital reduced duration (interest rate sensitivity over the end of 2020 and into 2021), by selling bonds with more duration, buying bonds with lower or negative duration and adding floating rate notes that typically benefit from rising short term interest rates.

Both Funds’ primary strategies during the period remained unchanged.  The Total Return Fund, under normal market conditions, invests at least 80% of its net assets in mortgage-backed securities (“MBS”), and seeks to provide a high level of risk-adjusted current income and capital appreciation.  Throughout the fiscal year, the Fund’s largest allocation was to the non-Agency Residential Mortgage-Backed Securities (RMBS) sector as it has been since inception of the Fund in 2013.  The May 31, 2021 allocation to RMBS totaled 90%.  Approximately 62% of this RMBS position was allocated to newer issue securitizations supported by recent vintage loans,  about 16% consisting of Legacy  securitizations including Prime, Alt-A and Subprime bonds, and about 22% consisting of seasoned loans packaged into newer securitizations.  Examples of new issue securitizations are Agency Credit Risk Transfer (CRT)  bonds issued by Fannie Mae and Freddie Mac, Jumbo 2.0 securitizations, Non-QM (non-qualifying mortgages) securitizations, and Single Family Rental (SFR) bonds.  Examples of newer issue securitizations supported by seasoned loans include Reperforming Loan securitizations (RPL) and Non-Performing Loan securitizations (NPL). The Fund also had an allocation to commercial MBS (CMBS), primarily multi-family housing securities and deals

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collateralized with industrial properties.  The most significant changes to sector allocations included a reduction in Legacy securities and an increase in Agency CRT and SFR bonds, as we sought to reduce fully valued positions and add positions with more price upside and current income.  The Total Return Fund did not have an allocation to government agency guaranteed MBS given our continued relative value view on the sector characterized by greater interest rate sensitivity, lower yield, and risk of underperformance when the Fed begins to taper their $40 billion of monthly Agency MBS.  Because of the nature of non-Agency RMBS, duration remained low relative to most bond profiles, with portfolio duration of 1.1 years, down from 2.1 years six months earlier, in part due to an increased allocation in floating rate bonds from 48% to 55% during the period.

Similar to the Total Return Fund, the Short Duration Fund is primarily allocated to securitized debt credit sectors including MBS, CMBS, Asset-Backed Securities (ABS), and senior tranches of collateralized loan obligations (CLO) rated AAA.  The Fund maintains significant diversification across these sectors with no more than 25% allocated to any of these sectors.  Duration was 0.4 years as of May 31, 2021.  The  Short Duration Fund remains well diversified with over 200 positions.  Approximately 24% of the Fund’s portfolio was invested in non-Agency RMBS, 23% in Agency MBS, primarily Fannie Mae and Freddie Mac issued Credit Risk Transfer securities, 20% in CMBS, 13% in ABS, 17% in AAA-rated CLO securities, and 3% in cash equivalents.  We increased the CRT and CMBS allocations, while decreasing ABS and AAA-rated CLOs, as both sectors became increasingly fully valued.  More than 80% of the Fund assets were rated investment grade, with 11% below investment grade and 8% non-rated.  71% of the Fund was invested in floating rate securities, an increase of 13% during the six month period, typically resetting monthly above a one-or three-month LIBOR and more frequently above the SOFR reference rate.

The Total Return Fund net performance for the six months ended May 31, 2021 for the Institutional Class was 6.98%, for the Investor Class net performance was 6.84%, and for the Class A net performance was 6.83% without the maximum 2.00% front-end sales load and 4.64% including the front-end sales load.  The performance of the Bloomberg Barclays U.S. Mortgage-Backed Securities Index (the “Index”), the Fund’s benchmark index, during the six months ended May 31, 2021 was -0.51%.  Performance of the Bloomberg Barclays U.S. Aggregate Index, which represents the overall bond market was -2.16%.  Both indices had negative performance as a result of the rise in intermediate interest rates during the period.

The primary source of performance during the first half of the current fiscal year was appreciation of bond prices of about 5%, led by Agency CRT.  Interest income for the period totaled about 1.9%, roughly equal to last year’s pace.

The Short Duration Fund net performance for the six month period ended May 31, 2021  for the Institutional Class was 1.87%, and for the Investor Class was 1.74%.  The performance of the Bloomberg Barclays 1-3 Year U.S. Government Index during this same period was 0.14%.  The performance of the Bloomberg Barclays 1-3 Year U.S

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Treasury Index was 0.13% for the period.  Excess return  for the Fund versus index performance was from higher interest income, totaling 1.3% for the period, and price appreciation of about 75 basis points, versus interest income of about 10 basis points and approximately 0 price appreciation for the index’ underlying securities.

We expect to maintain a similar overall Total Return Fund composition for the remainder of 2021, with the largest allocation to non-Agencies, with a growing percentage in newer issue securities, a modest allocation to CMBS, and a continued low duration.

We expect that the Short Duration Fund’s overall composition will remain similar as well, with a significant allocation to RMBS, CMBS, and continued allocations to ABS and AAA-rated CLOs to achieve the required diversification, with low interest rate sensitivity.

Both the Total Return Fund and the Short Duration Fund have significant capacity and appropriate liquidity.

Outlook

The Non-Agency RMBS Sector, after outperforming other fixed income sectors over the first half of the year, is even better positioned in our opinion for a continuation of strong performance in the second half of 2021.

The RMBS sector today can be characterized by its 3 pillars of value:

•	High current yield – most RMBS pay monthly interest and principal and are fully amortizing. The current yield (SEC Yield) of the Total Return Fund is 3.46% as of May 31st.

•
Low interest rate sensitivity – many RMBS have floating rate notes, short average lives because of expected principal paydowns, in some cases negative durations, and even coupons that increase if bonds aren’t called.  In an environment of rising interest rates, these characteristics can protect bond prices.

•
Low correlation to other asset classes – the duration, credit, and optionality characteristics of many RMBS combined with the bespoke and complex nature of the sector have historically resulted in low price correlation to investment grade bonds, high yield bonds, Agency MBS, Treasuries, and equities. This can result in valuable diversification in volatile markets.

Recent Trends

We have realized continued price recovery, dating back to last April, and expect this to continue on a go forward basis across most RMBS, especially mezzanine profiles.  At the same time, credit quality continued to improve across RMBS sectors, leaving room for additional spread contraction and price appreciation.  We believe RMBS offers both an extremely attractive absolute and relative value opportunity compared to other U.S. fixed income sectors. The price recovery for much of this sector, following March 2020’s pandemic-induced liquidity event across the capital markets, has lagged other momentum-driven and Fed-supported sectors.  The U.S. housing

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market which underpins RMBS has gotten even stronger over the course of the year as measured by home price appreciation and subsequent increase in home equity, demand in excess of supply, and credit quality of borrower.  Combined with the low interest rate sensitivity of most RMBS and low projected net supply, RMBS has become an increasingly attractive value proposition.

Underlying Housing Market and Regulatory/Monetary/Fiscal Support

Rising home prices are a strong fundamental tailwind for mortgage credit and RMBS securities. Throughout 2021, the housing market has continued to outperform expectations with strong price appreciation,  now running at over 13% year over year nationally.  Housing inventory is at record low levels and demand is far outpacing supply, as a result of continued  affordability from low rates, increasing incomes, and a pandemic- led shift in housing preferences.  We expect this positive trend in home prices to continue throughout 2021 and into 2022.  Moreover, new housing supply and construction are still well below current demand and have remained that way since the last recession well over ten years ago, further fueling the current imbalance.  Even though home builders’ activity has increased since the pandemic, it will take years for supply to increase and may well remain below the expected level of demand.

In addition, since the pandemic began, the U.S. consumer has benefited from multiple rounds of stimulus, extended unemployment benefits, and eviction and foreclosure moratoriums, which have provided lifelines to borrowers during the worst parts of the COVID crisis.  The FHFA’s (Fannie Mae’s and Freddie Mac’s regulator) forbearance programs, which were initially 12 months in length until being extended to 18 months, also provided significant relief to more distressed borrowers by allowing them to pause their mortgage payments while the economy recovered and began to gradually reopen.  Of the borrowers that opted into these forbearance programs, on average over 70% have now cured or prepaid their loans.

Another recent example of accommodative policy action occurred in April when the FHFA announced a new program aimed at the cohorts of borrowers that were unable to take advantage of historically low mortgage rates.  The RefiNow and RefiPossible programs target higher debt-to-income (DTI) borrowers, who may have lost income as a result of the crisis, to refinance into a new more affordable mortgage.

Overall, strong home price appreciation coupled with continued public policy support, stimulus, extended unemployment benefits and forbearance programs have been a significant credit positive for the RMBS and mortgage credit sector despite the lack of any direct Fed programs specifically targeting RMBS.

Rising Rates and RMBS

The economic recovery since last spring and the degree of fiscal and monetary support are unprecedented.  While the Fed is committed to keeping the target Fed Funds rate near 0% for several quarters, and the $120 billion monthly purchase of Treasuries and Agency MBS through the current Quantitative Easing (QE) program is likely to last until at least late this year, our view is that rates will continue to rise

SEMPER FUNDS

as the economy re-opens and Federal Reserve intervention ends.  The 10-year Treasury yield has risen from a low of 50 basis points last August and 90 basis points last December to about 1.5% currently – peaking at 1.7% recently – is likely a preview of things to come.  The two-year Treasury yield remains anchored at 15 basis points, but we expect short rates – including the base rate for floating rate coupons – to follow the lead of intermediate rates within several months.

Real estate is historically an effective inflation hedge, and we believe that loan performance will remain strong, supporting RMBS credit quality and working in tandem with low duration to support RMBS prices.  The below table highlights the total return of the Total Return Fund during periods of rising 10-year yields:

Semper Fixed Income Total Return Strategy Net Performance vs.
10-Year Treasury Yield & Bloomberg Barclays Aggregate Index

Continued Fundamental Value vs Pre-COVID Market Levels

The table below shows relative yield and spread data for a representative RMBS deal, highlighting the relative yield movements of tranches across the capital stack.  This is a Non-Qualified Mortgage deal, AOMT 2019-5, issued in October 2019.  The table shows each class/tranche in the deal, along with its level of credit enhancement (C/E) in February 2020 before the impact of COVID-19, in November 2020, reflecting growing credit enhancement (better credit quality) and slow recovery of prices/yields/spreads, especially for mezzanine classes, and again in May 2021.  C/E is a measure of how much collateral loss a bond can withstand before suffering principal loss.  For example, C/E for the BBB rated M1 class increased from 10.7% to 13.3% from February to November, and again to 16.9% by May 2021.  At this same time, our view of expected lifetime collateral losses has only marginally increased, a benefit of the very strong housing market and strong loan performance we have witnessed this year.

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			Credit	Credit	Credit	Yield	Yield	Yield
Bond	Tranche	Credit	Enhancement	Enhancement	Enhancement	Spread	Spread	Spread
Class	Type	Rating	(2/29/20)	(11/30/20)	(5/31/21)	(2/29/20)	(11/30/20)	(5/31/21)
A1	Senior	AAA	38.9%	42.4%	47.2%	80	80	75
A2	Senior	AA	32.5%	36.4%	41.7%	95	120	95
A3	Senior	A	18.9%	23.5%	29.9%	110	135	115
M1	IG Mezz	BBB	10.7%	13.3%	16.9%	155	215	165
B1	BIG Mezz	BB	6.4%	8.0%	10.2%	220	315	250
B2	BIG Mezz	B	2.4%	3.0%	3.9%	315	450	335

Projected Lifetime Collateral Loss Range: 0.5% to 1.5%

Source: Semper Capital

Credit rating is determined by using the highest credit rating for each security from Moody’s, Standard & Poor’s, Fitch Ratings, DBRS Morningstar Credit Ratings, LLC and Kroll, five credit rating agencies providing credit assessments for mortgage-backed securities.

While spreads have continued to contract and mezzanine spreads in particular have improved, the levels remain wider than pre-COVID, while credit quality is much stronger and uncertainty with respect to these bonds’ performance is much lower.

Strong Gross Supply and Constrained Net Supply

While it is expected that supply throughout 2021 will continue to pick up back to, and above, pre-COVID levels, the market is still recovering from the reduction of supply in 2020.  As a result of the COVID crisis, origination temporary halted for certain sectors and the pace of new issuance in the RMBS primary markets dropped meaningfully by the second and third quarters of 2020.  This led to an overall shortage of supply in the RMBS market in 2020 at under $100 billion gross supply vs $120-130 billion in the prior years leading up to the COVID crisis, according to a recent Bank of America research report.  This reduction in gross supply, coupled with the rapid pay down of structures as a result of elevated prepayment speeds, led to a $30-plus billion decrease in net issuance in the sector (meaning a shrinking of the RMBS sector in 2020 by $30 billion).  While issuance projections for the RMBS sector for 2021 range from $140 to $150-plus billion in 2021, which should contribute to a positive net supply this year, at best it still only corrects the imbalance of the negative net supply from 2020 in aggregate.  On the demand side, as a result of the strong credit performance and housing data through the COVID crisis, deals continue to get strong traction in the primary market as investors including money managers, banks, REITs, and opportunistic credit funds look to add exposure to the RMBS sector.  Over all the limited supply dynamic coupled with the strong demand from investors for RMBS credit offer a technical positive tailwind to the sector in 2021, which in conjunction with strong underlying fundamentals, can help provide a catalyst for further spread tightening in the asset class this year.

SEMPER FUNDS

RMBS Relative Value vs Other Risk Assets and Fixed Income

RMBS has generally been attractive from a risk-adjusted relative value standpoint since the GFC, with higher current yield and greater total return opportunities than investment grade and high yield corporate credit.  Reasons include the persistent structural complexity premium, smaller size of the sector, over-the-counter nature of the products traded, and barriers to entry including the importance of sector specific expertise.

During the severe liquidity-driven economic and market dislocation in March 2020, RMBS prices fell as much or more than other risk assets, and then failed to recover as quickly.  The below table highlights how RMBS yields (loss adjusted) remain higher relative to the yields (nominal or gross) for other asset classes since the onset of the pandemic. Our view is that the strong structural and collateral fundamentals are undervalued as a result of this declining but still present price dislocation.

Sector	YTM* (5/31/21)	YTM* (11/30/20)	YTM* (2/29/20)
Semper MBS Total Return Fund**	4.0%	4.6%	3.1%
US IG Credit	2.1%	1.8%	2.5%
US HY Credit	4.1%	4.7%	5.9%
US Treasury Index	0.9%	0.6%	1.0%
US MBS Index	1.7%	1.3%	1.8%

*
The YTM for the Fund is loss adjusted while other sector YTM are nominal.  **The RMBS Sector is represented by the Semper MBS Total Return Fund. YTM  is based on a range of Semper scenario analyses reflecting different economic, real estate, and RMBS market factors. There is no guarantee this will be achieved.  Source is ICE for BAML US/HY Credit indices.  Source is Bloomberg for US Treasury/MBS Indices.

Standardized Performance
Net Performance as of 3/31/21	1 Year	5 Years	Inception (7/22/13)	30 Day Sec Yield[1]
TOTAL RETURN FUND –
Institutional Class	19.75%	2.77%	4.51%	3.42%
[1]
30-Day SEC Yield: Standardized yield which is calculated based on a 30-day period ending on the last day of the previous month.  It is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period.

Standardized Performance Disclosure:  Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 855-736-7799. Periods longer than 1 year are annualized.

SEMPER FUNDS

Summary/Outlook

We remain extremely constructive on both the fundamental and technical landscape for the RMBS sector and mortgage credit and see meaningful opportunity for continued spread tightening in the sector. The potential for meaningful continued spread compression is driven by several key themes outlined earlier in the outlook:

(1)	Robust Housing Fundamentals

Limited inventory created from years of underdevelopment in the housing market after the Great Financial Crisis (GFC), coupled with strong demand for shelter, brought forward as a result of the crisis, plus historically low mortgage rates have been a strong catalyst for growth in the U.S. housing market.  The result has been 13% year over year home price appreciation with an expectation of more continued HPA ahead.  A strong housing market is extremely supportive for RMBS credit and also leads to deleveraging of collateral by lower LTVs, reducing defaults risks and lower severities.

(2)	Limited Supply

Due to market volatility in 2020, new RMBS supply dropped meaningfully, and the sector had negative $30 billion in net issuance for the year as the Legacy sector continued to pay down and delevering of newer issue securities rose.  While 2021 is expected to have a strong pickup in supply, it’s likely just enough to offset the lower supply from 2020.  The lower supply environment has been met with strong demand for RMBS from investors, leading to a strong technical tailwind for the sector.  In addition, newly originated collateral backing many of these newly issued deals has had some of the strongest underwriting and credit metrics seen in the sector over the last several years, as lenders tightened lending standards in response to the COVID crisis.

(3)	Supportive Policy and Strong Credit Performance

Throughout the crisis the U.S. government and FHFA have offered continued policy support to homeowners, providing stimulus and unemployment benefits, relief from payments and other supportive policies as the U.S. economy has gradually reopened.  As a result of these actions, mortgage credit has continued to perform well, and future losses related to the crisis are expected to be minimal across the various RMBS sub-sectors.

(4)	Prepayments and Delevering

One of the key benefits of RMBS is that as deals season both the collateral and the structures delever, improving bonds’ credit and further protecting against potential loss.  As borrowers pay down their mortgages, the loans delever through amortization as well as through home price appreciation, lowering the overall underlying LTVs of the deal.  For example, the CRT deal STACR 2015-DNA3 had an LTV at issuance of approximately 74%.  Today the LTV is under 47%, resulting in over 50% equity for borrowers in their homes.  In addition to that, this same deal, through amortization and prepayments has paid

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down considerably and now the Last Cash Flow bond in the deal, which originally had 1% of credit enhancement and was rated B by Fitch and DBRS, now has about 4% credit enhancement and has been upgraded to A+ and A by Fitch and DBRS, respectively.  As a result of the delevering of both the collateral and structure, the bonds trade at a much tighter spread than the spread at the time of issuance, representing an important source of additional total return through roll down and upgrade potential for RMBS securities.

As the overall bond market braces for what may be a rough road ahead led by the Fed’s eventual move towards a more hawkish monetary policy, the unique positioning of non-Agency bonds, supported by a housing market with both strong sector technicals and fundamentals, as well as attractive structural characteristics, offers a compelling case for continued attractive absolute and relative performance. We expect both Funds to continue to benefit from this attractive investment opportunity.

Sincerely,

Semper Capital Management, L.P.

Past performance is not a guarantee of future results.

Opinions expressed are those of Semper Capital Management, L.P., the Semper MBS Total Return Fund’s and the Semper Short Duration Fund’s investment adviser, and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk.  Principal loss is possible.

The Funds invest in debt securities: As interest rates rise, the value of debt securities decrease; whereas prepayment risk tends to occur during periods of declining interest rates. This risk is usually greater for longer-term debt securities. Recent turbulence in the financial markets and reduced liquidity in credit and fixed-income market may have an adverse effect on the Funds. Investments in mortgage-backed and asset- backed securities include additional risks that investors should be aware of such as credit risk, interest rate risk, prepayment risk, real estate market risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. Accordingly, the Funds may not be suitable for all investors.

In addition, the MBS Total Return Fund invests in lower-rated and non-rated securities that present a greater risk of loss to principal and interest than higher-rated securities. The Fund may make short sales of securities, which involves the risk that losses to those securities may exceed the original amount invested by the Fund. The Fund may invest in securities that are less liquid which can be difficult to sell. The Fund may use certain types of investment derivatives such as futures, forwards, and swaps. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities. The Fund may invest in To Be Announced (“TBA”) securities which involve interest rate and investment exposure risks. The Fund may invest in when-issued securities which may involve less favorable prices for securities, when delivered, and failure to deliver securities could cause a loss to the Fund.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete listing of Fund holdings, please refer to the schedule of investments in this report.

Diversification does not assure a profit nor protect against loss in a declining market.

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The Bloomberg Barclays U.S. MBS Index covers agency mortgage-backed pass-through securities – both fixed-rate and hybrid ARM – issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).  Pool aggregates must have at least $250 million outstanding with a weighted average maturity of at least one year.

The Bloomberg Barclays 1-3 Year U.S. Government Index covers U.S. Treasury and agency securities issued by the U.S. Government with a maturity from 1 up to but not including 3 years.  This unmanaged index contains only dollar-denominated issues with at least $250 million par outstanding.

The Bloomberg Barclays 1-3 Year U.S. Treasury Index covers U.S. Treasury securities issued by the U.S. Government with a maturity from 1 up to but not including 3 years.  This unmanaged index contains only dollar-denominated issues with at least $250 million par outstanding.

The Bloomberg Barclays U.S. Aggregate Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S.

One cannot invest directly in an index.

Effective Duration: Calculation for bonds with cash flow variability.  It takes into account that expected cash flows will fluctuate as interest rates change.

Yield: Interest income divided by price for a bond or portfolio of bonds.

Yield to Maturity: Anticipated rate of return on a bond or portfolio of bonds if held until the maturity date.

30-Day SEC Yield: Standardized yield which is calculated based on a 30-day period ending on the last day of the previous month.  It is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period.

Par is the face value or nominal value of a bond.

Basis point equals 1/100th of 1%.

This report must be preceded or accompanied by a prospectus.

The Semper Funds are distributed by Quasar Distributors, LLC.

SEMPER MBS TOTAL RETURN FUND

ALLOCATION OF PORTFOLIO ASSETS at May 31, 2021 (Unaudited)

*	Includes Agency Credit Risk Transfer bonds, which are issued by but not guaranteed by Fannie Mae and Freddie Mac.

Percentages represent market value as a percentage of total investments.

SEMPER SHORT DURATION FUND

ALLOCATION OF PORTFOLIO ASSETS at May 31, 2021 (Unaudited)

*	Includes Agency Credit Risk Transfer bonds, which are issued by but not guaranteed by Fannie Mae and Freddie Mac.

Percentages represent market value as a percentage of total investments.

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EXPENSE EXAMPLE at May 31, 2021 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/20 – 5/31/21).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

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EXPENSE EXAMPLE at May 31, 2021 (Unaudited), Continued

Total Return Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/20	5/31/21	12/1/20 – 5/31/21(1)
Class A
Actual	$1,000.00	$1,068.30	$5.52
Hypothetical (5% return	$1,000.00	$1,019.60	$5.39
before expenses)

Investor Class
Actual	$1,000.00	$1,068.40	$5.52
Hypothetical (5% return	$1,000.00	$1,019.60	$5.39
before expenses)

Institutional Class
Actual	$1,000.00	$1,069.80	$4.23
Hypothetical (5% return	$1,000.00	$1,020.84	$4.13
before expenses)

(1)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.  The annualized expense ratios of the Semper MBS Total Return Fund – Class A, Investor Class and Institutional Class are 1.07%, 1.07% and 0.82%, respectively.

Short Duration Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/20	5/31/21	12/1/20 – 5/31/21(1)
Investor Class
Actual	$1,000.00	$1,017.40	$4.28
Hypothetical (5% return	$1,000.00	$1,020.69	$4.28
before expenses)

Institutional Class
Actual	$1,000.00	$1,018.70	$3.02
Hypothetical (5% return	$1,000.00	$1,021.94	$3.02
before expenses)

(1)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.  The annualized expense ratios of the Semper Short Duration Fund – Investor Class and Institutional Class are 0.85% and 0.60%, respectively.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited)

	Principal
	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – AGENCY – 0.0%
Fannie Mae-Aces
Series 2006-M1, Class IO, 0.239%, 3/25/36 (a)(g)	$1,495,007	$29
GNMA REMIC Trust
Series 2012-25, Class IO, 0.117%, 8/16/52 (a)(g)	969,810	4,478
Series 2013-173, Class AC, 2.935%, 10/16/53 (a)	6,918	7,226
Government National Mortgage Association
Series 2002-28, Class IO, 0.624%, 1/16/42 (a)(g)	15,634	1
Series 2005-23, Class IO, 0.004%, 6/17/45 (a)(g)	280,828	32
Series 2006-68, Class IO, 0.454%, 5/16/46 (a)(g)	167,302	1,200
Total Commercial Mortgage-Backed Securities – Agency
(cost $132,822)		12,966

COMMERCIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 7.4%
Arbor Realty Collateralized Loan Obligation Ltd.
Series 2021-FL2, Class D, 2.600%
(1 Month LIBOR USD + 2.500%), 5/15/36 (c)(h)	1,255,000	1,258,137
Bayview Commercial Asset Trust
Series 2004-3, Class B2, 3.442%
(1 Month LIBOR USD + 5.025%), 1/25/35 (c)(h)	46,942	48,476
Series 2006-2A, Class M1, 0.557%
(1 Month LIBOR USD + 0.465%), 7/25/36 (c)(h)	895,787	835,115
Series 2006-2A, Class M3, 0.617%
(1 Month LIBOR USD + 0.525%), 7/25/36 (c)(h)	1,294,894	1,164,826
Series 2006-3A, Class M1, 0.432%
(1 Month LIBOR USD + 0.340%), 10/25/36 (c)(h)	1,163,629	1,107,750
Series 2007-2A, Class A1, 0.362%
(1 Month LIBOR USD + 0.270%), 7/25/37 (c)(h)	1,686,597	1,613,235
Series 2007-6A, Class A3A, 1.342%
(1 Month LIBOR USD + 1.250%), 12/25/37 (c)(h)	698,552	699,840
BX Commercial Mortgage Trust
Series 2019-XL, Class J, 2.751%
(1 Month LIBOR USD + 2.650%), 10/15/36 (c)(h)	2,107,817	2,114,078
BX Trust
Series 2021-MFM1, Class G, 4.001%
(1 Month LIBOR USD + 3.900%), 1/15/34 (c)(h)	400,000	401,399
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 0.601%
(1 Month LIBOR USD + 0.500%), 5/15/31 (c)(h)	231,105	215,969
Freddie Mac Multi-Family Structured Credit Risk
Series 2021-MN1, Class M2, 3.760%
(SOFR30A + 3.750%), 1/25/51 (c)(h)	6,537,000	6,897,587

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
Freddie Mac Multi-Family Structured Credit Risk (Continued)
Series 2021-MN1, Class B1, 7.760%
(SOFR30A + 7.750%), 1/25/51 (c)(h)	$2,994,000	$3,411,298
FREMF Mortgage Trust
Series 2019-KF58, Class B, 2.257%
(1 Month LIBOR USD + 2.150%), 1/25/26 (c)(h)	778,480	778,624
Series 2019-KF64, Class B, 2.407%
(1 Month LIBOR USD + 2.300%), 6/25/26 (c)(h)	2,405,023	2,422,674
Series 2019-KF68, Class B, 2.307%
(1 Month LIBOR USD + 2.200%), 7/25/26 (c)(h)	1,825,877	1,823,959
GMAC Commercial Mortgage Asset Corp.
Series 2005-DRUM, Class AIO, 0.171%, 5/10/50 (a)(c)(g)	141,712,205	2,555,740
Series 2012-BLIS, Class IO, 0.576%, 7/10/50 (c)(g)	28,166,992	1,701,474
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-3A, Class M2, 0.482%
(1 Month LIBOR USD + 0.390%), 12/25/36 (c)(h)	3,722,000	3,579,554
Series 2007-1A, Class M1, 0.592%
(1 Month LIBOR USD + 0.500%), 3/25/37 (c)(h)	5,881,000	5,617,485
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 3.342%
(1 Month LIBOR USD + 3.250%), 10/15/49 (c)(h)	28,052,000	28,370,946
Series 2019-01, Class B10, 5.592%
(1 Month LIBOR USD + 5.500%), 10/15/49 (c)(h)	2,384,000	2,387,011
Series 2020-01, Class M10, 3.842%
(1 Month LIBOR USD + 3.750%), 3/25/50 (c)(h)	15,772,000	16,352,682
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.000%, 11/25/47 (a)(c)	545,412	547,973
Series 2017-2, Class M5, 6.420%, 11/25/47 (a)(c)	519,670	522,059
Series 2018-1, Class M5, 6.260%, 4/25/48 (c)	461,431	467,398
Series 2018-2, Class M3, 4.720%, 10/26/48 (a)(c)	469,292	486,197
Series 2019-1, Class M5, 5.700%, 3/25/49 (a)(c)	745,709	732,055
Total Commercial Mortgage-Backed
Securities – Non-Agency (cost $86,352,738)		88,113,541

RESIDENTIAL MORTGAGE-BACKED SECURITIES – AGENCY – 25.2%
Fannie Mae Connecticut Avenue Securities
Series 2017-C01, Class 1B1, 5.842%
(1 Month LIBOR USD + 5.750%), 7/25/29 (h)	1,811,000	1,988,057
Series 2018-C03, Class 1B1, 3.842%
(1 Month LIBOR USD + 3.750%), 10/25/30 (h)	11,331,000	11,711,748
Series 2018-C06, Class 1B1, 3.842%
(1 Month LIBOR USD + 3.750%), 3/25/31 (h)	3,501,000	3,560,421

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
Fannie Mae Connecticut Avenue Securities (Continued)
Series 2018-R07, Class 1B1, 4.442%
(1 Month LIBOR USD + 4.350%), 4/25/31 (c)(h)	$8,580,000	$8,894,067
Series 2019-R01, Class 2B1, 4.442%
(1 Month LIBOR USD + 4.350%), 7/25/31 (c)(h)	7,200,000	7,458,134
Series 2019-R02, Class 1B1, 4.242%
(1 Month LIBOR USD + 4.150%), 8/25/31 (c)(h)	6,675,000	6,884,672
Series 2019-R03, Class 1B1, 4.192%
(1 Month LIBOR USD + 4.100%), 9/25/31 (c)(h)	12,016,000	12,375,349
Series 2019-R04, Class 2B1, 5.342%
(1 Month LIBOR USD + 5.250%), 6/25/39 (c)(h)	6,912,000	7,137,387
Series 2019-R05, Class 1B1, 4.192%
(1 Month LIBOR USD + 4.100%), 7/25/39 (c)(h)	2,875,000	2,928,180
Series 2019-R06, Class 2M2, 2.192%
(1 Month LIBOR USD + 2.100%), 9/25/39 (c)(h)	2,447,793	2,456,751
Series 2019-R06, Class 2B1, 3.842%
(1 Month LIBOR USD + 3.750%), 9/25/39 (c)(h)	13,000,000	13,159,348
Series 2019-R07, Class 1B1, 3.492%
(1 Month LIBOR USD + 3.400%), 10/25/39 (c)(h)	4,300,000	4,374,658
Series 2020-R01, Class 1M2, 2.142%
(1 Month LIBOR USD + 2.050%), 1/25/40 (c)(h)	3,413,762	3,432,187
Series 2020-R02, Class 2B1, 3.092%
(1 Month LIBOR USD + 3.000%), 1/25/40 (c)(h)	9,416,000	9,271,786
Series 2020-R01, Class 1B1, 3.342%
(1 Month LIBOR USD + 3.250%), 1/25/40 (c)(h)	8,270,000	8,287,440
Series 2020-SBT1, Class 2B1, 6.692%
(1 Month LIBOR USD + 6.600%), 2/25/40 (c)(h)	7,422,000	7,348,835
Series 2020-SBT1, Class 1B1, 6.842%
(1 Month LIBOR USD + 6.750%), 2/25/40 (c)(h)	7,422,000	7,212,229
FNMA Grantor Trust
Series 2003-T2, Class A1, 0.399%
(1 Month LIBOR USD + 0.140%), 3/25/33 (h)	40,505	39,829
Series 2004-T3, Class 2A, 3.669%, 8/25/43 (a)	42,910	44,482
FNMA Pool
5.000%, 8/1/37, #888534	10,591	11,786
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.250%, 4/25/37	56,543	66,152
Series 2007-W8, Class 1A5, 6.475%, 9/25/37 (a)	9,648	11,506
Freddie Mac Structured Agency Credit Risk
Series 2021-DNA2, Class M2, 2.310%
(SOFR30A + 2.300%), 8/25/33 (c)(h)	12,100,000	12,389,732
Series 2021-DNA2, Class B1, 3.410%
(SOFR30A + 3.400%), 8/25/33 (c)(h)	11,893,000	12,096,424

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
Freddie Mac Structured Agency Credit Risk (Continued)
Series 2021-DNA2, Class B2, 6.010%
(SOFR30A + 6.000%), 8/25/33 (c)(h)	$5,684,000	$5,788,802
Series 2018-HRP2, Class M3, 2.492%
(1 Month LIBOR USD + 2.400%), 2/25/47 (c)(h)	4,473,000	4,545,771
Series 2018-HRP2, Class B1, 4.292%
(1 Month LIBOR USD + 4.200%), 2/25/47 (c)(h)	4,133,000	4,362,067
Series 2019-FTR3, Class B2, 4.906%
(1 Month LIBOR USD + 4.800%), 9/25/47 (c)(h)	8,233,500	8,165,668
Series 2019-FTR4, Class B2, 5.092%
(1 Month LIBOR USD + 5.000%), 11/25/47 (c)(h)	8,550,000	8,502,406
Series 2019-DNA4, Class B2, 6.342%
(1 Month LIBOR USD + 6.250%), 10/25/49 (c)(h)	6,115,000	6,219,427
Series 2020-HQA5, Class B1, 4.010%
(SOFR30A + 4.000%), 11/25/50 (c)(h)	4,899,000	5,101,329
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA1, Class B2, 5.010%
(SOFR30A + 5.000%), 8/25/33 (c)(h)	4,375,000	4,109,203
Series 2021-DNA3, Class M2, 2.110%
(SOFR30A + 2.100%), 10/25/33 (c)(h)	8,509,000	8,660,350
Series 2021-DNA3, Class B1, 3.510%
(SOFR30A + 3.500%), 10/25/33 (c)(h)	5,324,000	5,450,425
Series 2021-DNA3, Class B2, 6.260%
(SOFR30A + 6.250%), 10/25/33 (c)(h)	8,156,000	8,563,308
Series 2019-HQA4, Class B2, 6.692%
(1 Month LIBOR USD + 6.600%), 11/25/49 (c)(h)	5,500,000	5,462,142
Series 2020-HQA1, Class M2, 1.992%
(1 Month LIBOR USD + 1.900%), 1/25/50 (c)(h)	5,900,833	5,918,978
Series 2020-HQA1, Class B2, 5.192%
(1 Month LIBOR USD + 5.100%), 1/25/50 (c)(h)	7,300,000	7,036,832
Series 2020-DNA1, Class B2, 5.342%
(1 Month LIBOR USD + 5.250%), 1/25/50 (c)(h)	9,444,000	9,123,807
Series 2020-DNA2, Class B1, 2.592%
(1 Month LIBOR USD + 2.500%), 2/25/50 (c)(h)	4,114,000	4,119,665
Series 2020-DNA2, Class B2, 4.892%
(1 Month LIBOR USD + 4.800%), 2/25/50 (c)(h)	9,390,000	8,973,907
Series 2020-HQA2, Class B1, 4.192%
(1 Month LIBOR USD + 4.100%), 3/25/50 (c)(h)	7,601,575	7,773,862
Series 2020-HQA2, Class B2, 7.692%
(1 Month LIBOR USD + 7.600%), 3/25/50 (c)(h)	15,000,000	15,298,287
Series 2020-DNA3, Class B2, 9.442%
(1 Month LIBOR USD + 9.350%), 6/25/50 (c)(h)	1,000,000	1,226,720

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
Freddie Mac Structured Agency Credit Risk REMIC Trust (Continued)
Series 2020-DNA4, Class B1, 6.092%
(1 Month LIBOR USD + 6.000%), 8/25/50 (c)(h)	$3,999,000	$4,264,258
Series 2020-HQA4, Class B1, 5.342%
(1 Month LIBOR USD + 5.250%), 9/25/50 (c)(h)	2,500,000	2,645,518
Series 2020-DNA5, Class B1, 4.810%
(SOFR30A + 4.800%), 10/25/50 (c)(h)	2,972,000	3,144,677
Series 2020-DNA6, Class B2, 5.660%
(SOFR30A + 5.650%), 12/25/50 (c)(h)	5,000,000	5,070,394
Series 2021-DNA1, Class B2, 4.760%
(SOFR30A + 4.750%), 1/25/51 (c)(h)	4,453,000	4,251,715
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M2, 3.609%, 12/25/46 (a)(c)	595,000	604,760
Series 2017-SC02, Class M2, 3.850%, 5/25/47 (a)(c)	1,411,000	1,438,844
GNMA II Pool
5.000%, 6/20/40, #745378	27,724	30,164
Total Residential Mortgage-Backed Securities –
Agency (cost $297,285,917)		298,994,446

RESIDENTIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 64.8%
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/27/27 (k)	93,697	95,171
American Home Mortgage Assets Trust
Series 2006-6, Class A1A, 0.282%
(1 Month LIBOR USD + 0.190%), 12/25/46 (h)	9,457,635	8,129,250
AMSR Trust
Series 2020-SFR1, Class G, 4.311%, 4/17/37 (c)	8,103,000	8,146,738
Series 2020-SFR2, Class G, 4.000%, 7/17/37 (c)	1,925,000	1,977,997
Series 2020-SFR2, Class E2, 4.277%, 7/17/37 (c)	250,000	263,359
Series 2020-SFR2, Class F, 5.245%, 7/17/37 (c)	2,125,000	2,244,601
Series 2020-SFR2, Class H, 5.250%, 7/17/37 (c)	1,647,000	1,718,055
Series 2020-SFR3, Class F, 3.553%, 9/17/37 (c)	1,482,000	1,520,378
Series 2020-SFR3, Class G, 4.994%, 9/17/37 (c)	11,595,000	11,998,154
Series 2020-SFR4, Class G1, 4.002%, 11/17/37 (c)	250,000	253,381
Series 2020-SFR5, Class G, 4.112%, 11/17/37 (c)	7,100,000	7,189,020
Series 2020-SFR4, Class G2, 4.870%, 11/17/37 (c)	10,600,000	10,857,347
Series 2021-SFR1, Class G, 3.596%, 6/17/38 (a)(c)	2,114,000	2,143,818
Series 2021-SFR1, Class G, 4.612%, 6/17/38 (a)(c)	2,719,000	2,742,470
Series 2019-SFR1, Class G, 4.857%, 1/19/39 (c)	2,502,000	2,554,534
Series 2019-SFR1, Class H, 6.040%, 1/19/39 (c)	2,170,000	2,248,363

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
Angel Oak Mortgage Trust LLC
Series 2019-1, Class B1, 5.400%, 11/25/48 (a)(c)	$7,500,000	$7,795,784
Series 2019-2, Class B1, 5.016%, 3/25/49 (a)(c)	2,500,000	2,585,770
Series 2019-4, Class B2, 5.664%, 7/26/49 (a)(c)	5,884,276	5,935,044
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	627,541	642,975
Asset Backed Securities Corp.
Long Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 7.214%, 9/21/30 (k)	581,100	598,707
Banc of America Funding Corp.
Series 2006-D, Class 5A2, 2.655%, 5/20/36 (a)	9,812	9,574
Series 2008-R4, Class 1A4, 0.556%
(1 Month LIBOR USD + 0.450%), 7/25/37 (c)(h)	1,789,644	1,228,073
Series 2007-5, Class 7A2, 45.434%
(1 Month LIBOR USD + 46.150%), 7/25/47 (h)(j)	119,450	229,753
Bear Stearns ALT-A Trust
Series 2005-9, Class 11A1, 0.612%
(1 Month LIBOR USD + 0.520%), 11/25/35 (h)	5,992,951	6,851,475
Series 2006-3, Class 1A1, 0.472%
(1 Month LIBOR USD + 0.380%), 5/25/36 (h)	1,208,444	1,335,770
Bear Stearns Asset Backed Securities I Trust
Series 2006-IM1, Class A3, 0.652%
(1 Month LIBOR USD + 0.560%), 4/25/36 (h)	7,755,310	9,235,745
Series 2006-IM1, Class A6, 0.732%
(1 Month LIBOR USD + 0.640%), 4/25/36 (h)	7,658,031	8,911,397
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.296%, 3/25/31 (a)	75,500	75,611
Bellemeade Re Ltd.
Series 2020-2A, Class M2, 6.092%
(1 Month LIBOR USD + 6.000%), 8/26/30 (c)(h)	2,670,000	2,839,739
Series 2020-3A, Class M1C, 3.792%
(1 Month LIBOR USD + 3.700%), 10/25/30 (c)(h)	3,290,000	3,426,305
Series 2021-1A, Class B1, 6.760%
(SOFR30A + 6.750%), 3/25/31 (c)(h)	1,421,000	1,526,172
BRAVO Residential Funding Trust
Series 2019-NQM2, Class B2, 4.797%, 11/25/59 (a)(c)	1,350,000	1,382,440
Chase Mortgage Finance Corp.
Series 2020-CL1, Class M4, 4.442%
(1 Month LIBOR USD + 4.350%), 10/25/57 (c)(h)	489,453	502,156
CIM Trust
Series 2021-J1, Class AX1, 0.176%, 3/25/51 (a)(c)(g)	377,671,527	2,765,386
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class WA, 2.472%, 12/25/34 (a)	12,294	12,797

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
Citigroup Mortgage Loan Trust (Continued)
Series 2007-AMC1, Class A1, 0.252%
(1 Month LIBOR USD + 0.160%), 12/25/36 (c)(h)	$2,170,191	$1,422,655
Series 2007-AMC3, Class A2D, 0.442%
(1 Month LIBOR USD + 0.350%), 3/25/37 (h)	139,324	129,504
Series 2007-AHL3, Class A3A, 0.152%
(1 Month LIBOR USD + 0.060%), 7/25/45 (h)	535,397	451,618
CitiMortgage Alternative Loan Trust
Series 2007-A7, Class 2A1, 0.492%
(1 Month LIBOR USD + 0.400%), 7/25/37 (h)	214,064	168,562
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	217,041	200,485
CoreVest American Finance Trust
Series 2017-2, Class M, 5.760%, 12/25/27 (c)	9,000,000	9,866,500
Series 2019-1, Class E, 5.489%, 3/15/52 (c)	242,500	270,657
Series 2019-3, Class E, 4.743%, 10/15/52 (a)(c)	1,650,000	1,759,050
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 2.676%, 9/25/34 (a)	343,569	332,548
Series 2005-J10, Class 1A9, 0.792%
(1 Month LIBOR USD + 0.700%), 10/25/35 (h)	668,992	489,655
Series 2005-54CB, Class 1A8, 5.500%, 11/25/35	315,104	224,379
Series 2006-4CB, Class 2A3, 5.500%, 4/25/36	5,343	5,123
Series 2006-OA3, Class 1A1, 0.492%
(1 Month LIBOR USD + 0.400%), 5/25/36 (h)	9,273	8,714
Series 2007-16CB, Class 1A2, 0.492%
(1 Month LIBOR USD + 0.400%), 8/25/37 (h)	787,837	578,823
Series 2006-OA9, Class 1A1, 0.499%
(1 Month LIBOR USD + 0.200%), 7/20/46 (h)	32,252	24,704
Countrywide Asset-Backed Certificates
Series 2006-24, Class 2A3, 0.242%
(1 Month LIBOR USD + 0.150%), 6/25/47 (h)	21,188	21,092
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-1, Class DB1, 6.709%, 2/25/33 (a)	42,996	43,827
Series 2003-AR18, Class 4M3, 2.992%
(1 Month LIBOR USD + 2.900%), 7/25/33 (h)	194,842	194,682
Credit Suisse Mortgage Trust
Series 2010-6R, Class 2A6B, 6.250%, 7/26/37 (c)	18,962,019	20,648,569
Series 2019-AFC1, Class B2, 5.451%, 7/25/49 (a)(c)	2,366,448	2,356,342
Series 2020-AFC1, Class B1, 3.445%, 2/25/50 (a)(c)	4,228,000	4,270,170
Series 2020-AFC1, Class B2, 4.416%, 2/25/50 (a)(c)	5,459,650	5,543,667
Series 2019-NQM1, Class B2, 5.250%, 10/25/59 (a)(c)	7,247,550	7,378,518
CSMC Trust
Series 2021-NQM3, Class B1, 3.425%, 4/25/66 (a)(c)(e)	5,000,000	4,999,914
Series 2021-NQM3, Class B2, 4.128%, 4/25/66 (a)(c)	921,499	921,488

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
Deephaven Residential Mortgage Trust
Series 2017-1A, Class B1, 6.250%, 12/26/46 (a)(c)	$8,500,000	$8,644,407
Series 2019-3A, Class B1, 4.258%, 7/25/59 (a)(c)	1,500,000	1,503,978
Series 2019-3A, Class B2, 5.663%, 7/25/59 (a)(c)	2,578,000	2,603,532
Series 2020-1, Class B2, 4.539%, 1/25/60 (a)(c)	2,667,000	2,675,838
Series 2021-1, Class B1, 3.101%, 5/25/65 (a)(c)	1,276,000	1,294,605
Series 2021-1, Class B2, 3.955%, 5/25/65 (a)(c)	1,700,000	1,730,552
Eagle RE Ltd.
Series 2021-1, Class M1C, 2.710%
(SOFR30A + 2.700%), 10/25/33 (c)(h)	1,744,000	1,778,065
Series 2021-1, Class M2, 4.460%
(SOFR30A + 4.450%), 10/25/33 (c)(h)	3,574,000	3,731,549
First Franklin Mortgage Loan Trust
Series 2006-FF11, Class 2A3, 0.392%
(1 Month LIBOR USD + 0.300%), 8/25/36 (h)	5,614,460	5,350,713
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA6, Class A8, 0.592%
(1 Month LIBOR USD + 0.500%), 9/25/35 (h)	564,246	323,598
First Horizon Mortgage Pass-Through Trust
Series 2006-AR2, Class 1A1, 3.750%, 7/25/36 (a)	52,727	49,825
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.638%, 9/17/25 (c)	1,902,000	1,973,605
Series 2020-SFR1, Class F2, 4.284%, 9/17/25 (c)	5,811,000	6,077,295
Series 2020-SFR1, Class G, 4.781%, 9/17/25 (c)	4,190,000	4,350,695
Flagstar Mortgage Trust
Series 2018-1, Class B5, 4.005%, 3/25/48 (a)(c)	1,206,000	1,200,900
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (k)	134,287	138,069
GreenPoint Mortgage Funding Trust
Series 2005-AR4, Class 4A1A, 0.712%
(1 Month LIBOR USD + 0.620%), 10/25/45 (h)	20,097,810	18,748,642
GSAA Home Equity Trust
Series 2006-5, Class 2A1, 0.232%
(1 Month LIBOR USD + 0.140%), 3/25/36 (h)	29,646	13,865
JP Morgan Mortgage Trust
Series 2006-S4, Class A8, 0.472%
(1 Month LIBOR USD + 0.380%), 1/25/37 (h)	6,053,032	2,027,824
Series 2014-IVR6, Class B4, 2.478%, 7/25/44 (a)(c)	500,500	530,201
Series 2015-5, Class B4, 2.463%, 5/25/45 (a)(c)	2,500,000	2,660,724
Series 2018-7FRB, Class B3, 2.148%, 4/25/46 (a)(c)	1,042,897	994,878
Series 2017-1, Class B5, 3.503%, 1/25/47 (a)(c)	1,904,772	1,921,132
Series 2017-2, Class AX3, 0.500%, 5/25/47 (a)(c)(g)	7,265,536	80,864
Series 2017-3, Class 1AX1, 0.382%, 8/25/47 (a)(c)(g)	40,212,871	185,983

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
JP Morgan Mortgage Trust (Continued)
Series 2018-1, Class AX1, 0.228%, 6/25/48 (a)(c)(g)	$95,910,528	$238,491
Series 2018-3, Class AX1, 0.265%, 9/25/48 (a)(c)(g)	20,006,938	74,496
Series 2018-4, Class AX1, 0.253%, 10/25/48 (a)(c)(g)	22,348,339	76,454
Series 2017-5, Class B3, 3.097%, 10/26/48 (a)(c)	3,631,644	3,735,233
Series 2017-5, Class B4, 3.097%, 10/26/48 (a)(c)	4,216,156	4,197,286
Series 2017-6, Class AX1, 0.308%, 12/25/48 (a)(c)(g)	41,743,248	153,002
Series 2018-6, Class 1AX1, 0.487%, 12/25/48 (a)(c)(g)	13,501,654	77,037
Series 2018-8, Class AX1, 0.180%, 1/25/49 (a)(c)(g)	14,905,866	20,199
Series 2019-1, Class AX1, 0.233%, 5/25/49 (a)(c)(g)	32,251,947	76,218
Series 2019-3, Class B6, 3.865%, 9/25/49 (a)(c)	1,818,822	1,311,549
Series 2019-3, Class B4, 4.696%, 9/25/49 (a)(c)	3,167,433	3,213,810
Series 2019-3, Class B5, 4.696%, 9/25/49 (a)(c)	775,000	784,973
Series 2019-HYB1, Class B4, 3.831%, 10/25/49 (a)(c)	3,850,086	3,920,789
Series 2019-5, Class B6, 3.441%, 11/25/49 (a)(c)	3,584,059	2,618,730
Series 2019-5, Class B4, 4.516%, 11/25/49 (a)(c)	4,306,932	4,390,904
Series 2019-5, Class B5, 4.516%, 11/25/49 (a)(c)	1,232,439	1,260,337
Series 2019-6, Class AX1, 0.268%, 12/25/49 (a)(c)(g)	34,536,675	103,743
Series 2020-2, Class B3A, 3.670%, 7/25/50 (a)(c)	8,766,948	9,271,677
Series 2020-2, Class B4, 3.870%, 7/25/50 (a)(c)	4,958,305	5,058,340
Series 2020-2, Class B5, 3.870%, 7/25/50 (a)(c)	2,291,544	2,260,217
Series 2020-2, Class B6Z, 6.071%, 7/25/50 (a)(c)	4,086,657	3,214,887
Series 2021-3, Class A3X, 0.500%, 7/1/51 (a)(c)(g)	80,169,324	1,713,331
Series 2021-6, Class AX4, 0.200%, 10/25/51 (a)(c)(g)	93,224,142	907,225
J.P. Morgan Wealth Management
Series 2021-CL1, Class M4, 2.760%
(SOFR30A + 2.750%), 3/25/51 (c)(h)	1,427,125	1,438,529
Series 2021-CL1, Class M5, 3.660%
(SOFR30A + 3.650%), 3/25/51 (c)(h)	971,366	979,676
Lehman Mortgage Trust
Series 2005-2, Class 2A1, 0.772%
(1 Month LIBOR USD + 0.680%), 12/25/35 (h)	1,535,514	977,361
Series 2008-4, Class A1, 0.472%
(1 Month LIBOR USD + 0.380%), 1/25/37 (h)	35,616,311	11,211,035
Series 2006-9, Class 1A5, 0.692%
(1 Month LIBOR USD + 0.600%), 1/25/37 (h)	4,279,359	2,635,082
LSTAR Securities Investment Ltd.
Series 2019-3, Class A2, 3.610%
(1 Month LIBOR USD + 2.500%), 4/1/24 (c)(h)(k)	3,519,273	3,492,675
Series 2019-4, Class A2, 3.610%
(1 Month LIBOR USD + 2.500%), 5/1/24 (c)(h)(k)	10,434,000	10,594,652
Series 2021-1, Class A, 1.910%
(1 Month LIBOR USD + 1.800%), 2/1/26 (c)(h)(k)	1,593,817	1,608,760

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
LSTAR Securities Investment Ltd. (Continued)
Series 2021-2, Class A2, 2.860%
(1 Month LIBOR USD + 2.750%), 3/2/26 (c)(h)(k)	$9,730,449	$9,986,449
MASTR Asset Backed Securities Trust
Series 2003-WMC2, Class M5, 4.162%
(1 Month LIBOR USD + 6.000%), 8/25/33 (h)	218,383	253,712
Series 2006-HE2, Class A3, 0.392%
(1 Month LIBOR USD + 0.300%), 6/25/36 (h)	6,883,405	3,865,177
Merrill Lynch Mortgage Investors Trust
Series 2005-AR1, Class M2, 1.097%
(1 Month LIBOR USD + 1.005%), 6/25/36 (h)	2,545,018	2,477,427
Mill City Mortgage Loan Trust
Series 2019-1, Class B1, 3.500%, 10/25/69 (a)(c)	2,245,863	2,275,031
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-2, Class A1IO, 0.164%, 5/25/51 (a)(c)(e)(g)	470,164,000	3,298,200
New Residential Mortgage LLC
Series 2018-FNT1, Class E, 4.890%, 5/25/23 (c)	442,311	442,820
Series 2018-FNT2, Class E, 5.120%, 7/25/54 (c)	1,481,849	1,473,030
New Residential Mortgage Loan Trust
Series 2014-1A, Class B1IO, 1.070%, 1/25/54 (a)(c)(g)	302,005	7,142
Series 2017-5A, Class B3, 2.735%, 6/25/57 (a)(c)	1,711,750	1,833,649
Series 2021-NQ2R, Class B1, 3.008%, 9/25/58 (a)(c)	2,034,000	2,058,619
Series 2021-NQ2R, Class B2, 3.963%, 9/25/58 (a)(c)	1,813,000	1,835,677
NMLT Trust
Series 2021-INV1, Class B1, 3.613%, 6/25/26 (a)(c)(e)	5,732,000	5,731,893
Series 2021-INV1, Class B2, 4.413%, 6/25/26 (a)(c)(e)	5,203,000	5,202,977
Oaktown Re III Ltd.
Series 2019-1A, Class M2, 2.642%
(1 Month LIBOR USD + 2.550%), 7/25/29 (c)(h)	1,750,000	1,760,766
Oaktown Re V Ltd.
Series 2020-2A, Class M2, 5.360%, 10/25/30 (c)(h)	2,481,000	2,623,767
Oaktown Re VI Ltd.
Series 2021-1A, Class M2, 3.960%
(SOFR30A + 3.950%), 10/25/33 (c)(h)	1,226,000	1,241,151
Option One Mortgage Loan Trust
Series 2007-HL1, Class 2A2, 0.342%
(1 Month LIBOR USD + 0.250%), 2/25/38 (h)	479,778	432,722
Preston Ridge Partners Mortgage Trust
Series 2019-GS1, Class A2, 4.750%, 10/25/24 (a)(c)(k)	493,008	494,094
Series 2020-6, Class A2, 4.703%, 11/25/25 (c)(k)	500,000	501,008
Progress Residential Trust
Series 2021-SFR3, Class E2, 2.688%, 5/17/26 (c)	1,145,000	1,164,099
Series 2021-SFR3, Class G, 4.254%, 5/17/26 (c)	7,128,000	7,261,301

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
Progress Residential Trust (Continued)
Series 2021-SFR3, Class H, 4.750%, 5/17/26 (c)	$1,633,000	$1,648,192
Series 2020-SFR3, Class G, 4.105%, 10/17/27 (c)	4,082,000	4,196,301
Series 2020-SFR3, Class H, 6.234%, 10/17/27 (c)	2,150,000	2,177,718
Series 2019-SFR1, Class G, 5.309%, 8/17/35 (c)	3,985,000	4,113,710
Series 2018-SFR3, Class G, 5.618%, 10/17/35 (c)	6,000,000	6,061,231
Series 2019-SFR2, Class G, 5.085%, 5/17/36 (c)	2,937,000	2,942,635
Series 2019-SFR3, Class F, 3.867%, 9/17/36 (c)	300,000	306,536
Series 2019-SFR3, Class G, 4.116%, 9/17/36 (c)	3,200,000	3,240,573
Series 2019-SFR4, Class G, 3.927%, 10/17/36 (c)	4,750,000	4,832,370
Series 2020-SFR1, Class G, 4.028%, 4/17/37 (c)	5,400,000	5,470,318
Series 2020-SFR1, Class H, 5.268%, 4/17/37 (c)	4,050,000	4,142,292
Series 2021-SFR1, Class F, 2.757%, 4/17/38 (c)	2,000,000	1,968,512
Series 2021-SFR1, Class G, 3.861%, 4/17/38 (c)	4,000,000	3,996,352
Series 2021-SFR1, Class H, 5.004%, 4/17/38 (c)	700,000	699,436
Series 2021-SFR2, Class G, 4.254%, 4/19/38 (c)	7,879,000	8,037,273
Series 2021-SFR2, Class H, 4.998%, 4/19/38 (c)	934,000	951,881
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (l)	5,982	6,059
RALI Series Trust
Series 2006-QS6, Class 1AV, 0.761%, 6/25/36 (a)(g)	6,932,521	158,204
Series 2006-QS6, Class 1A11, 0.792%
(1 Month LIBOR USD + 0.700%), 6/25/36 (h)	3,061,018	2,449,935
Series 2007-QS1, Class 1A5, 0.642%
(1 Month LIBOR USD + 0.550%), 1/25/37 (h)	5,383,149	4,006,750
RAMP Series Trust
Series 2007-RS1, Class A3, 0.262%
(1 Month LIBOR USD + 0.170%), 2/25/37 (h)	11,205,468	5,752,216
Series 2007-RS1, Class A4, 0.372%
(1 Month LIBOR USD + 0.280%), 2/25/37 (h)	10,547,597	1,792,160
RCKT Mortgage Trust
Series 2019-1, Class B5, 3.894%, 9/25/49 (a)(c)	1,225,000	1,224,280
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, 0.452%
(1 Month LIBOR USD + 0.360%), 3/25/35 (c)(h)	2,364,478	2,242,939
Series 2006-R1, Class AF1, 0.432%
(1 Month LIBOR USD + 0.340%), 1/25/36 (c)(h)	3,160,994	3,082,590
Residential Accredit Loans, Inc. Series Trust
Series 2005-QS13, Class 2A1, 0.792%
(1 Month LIBOR USD + 0.700%), 9/25/35 (h)	4,168,433	3,544,799
Series 2006-QS6, Class 1A9, 0.692%
(1 Month LIBOR USD + 0.600%), 6/25/36 (h)	3,744,930	2,977,849
Series 2008-QR1, Class 2A1, 0.592%
(1 Month LIBOR USD + 0.500%), 9/25/36 (h)	2,139,276	1,738,771

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
Residential Accredit Loans, Inc. Series Trust (Continued)
Series 2006-QS18, Class 1A1, 0.692%
(1 Month LIBOR USD + 0.600%), 12/25/36 (h)	$3,969,323	$3,327,093
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 0.952%
(1 Month LIBOR USD + 0.860%), 3/25/33 (c)(h)	609,364	605,880
Residential Mortgage Loan Trust
Series 2020-1, Class B2, 4.665%, 2/25/24 (a)(c)	2,129,000	2,147,161
Series 2020-2, Class B2, 5.400%, 5/25/60 (a)(c)	2,013,000	2,075,594
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class BX, 1.309%, 5/25/57 (a)	3,857,628	2,173,206
Series 2018-1, Class M, 4.750%, 5/25/57 (a)	6,225,000	6,519,274
Series 2018-2, Class XSIO, 0.065%, 11/25/57 (a)(g)	545,524,607	1,352,383
Series 2018-2, Class BX, 1.313%, 11/25/57 (a)	8,102,182	4,135,776
Series 2018-2, Class M, 4.750%, 11/25/57	7,475,000	7,869,501
Series 2019-2, Class M, 4.750%, 8/25/58 (a)(c)	2,000,000	2,024,940
Series 2020-1, Class BXS, 3.280%, 8/25/59 (a)(c)	7,459,509	4,326,039
Sequoia Mortgage Trust
Series 2016-1, Class AIO1, 0.314%, 6/25/46 (a)(c)(g)	35,810,529	220,002
Series 2017-1, Class AIO3, 0.500%, 2/25/47 (a)(c)(g)	6,483,218	81,846
Series 2018-7, Class AIO1, 0.222%, 9/25/48 (a)(c)(g)	43,629,952	61,906
Series 2019-3, Class B3, 4.096%, 9/25/49 (a)(c)	2,913,296	3,019,579
Series 2019-4, Class B3, 3.787%, 11/25/49 (a)(c)	1,729,833	1,792,731
Series 2019-4, Class B4, 3.787%, 11/25/49 (a)(c)	1,908,000	1,916,317
Series 2019-5, Class B4, 3.757%, 12/25/49 (a)(c)	1,982,724	2,003,592
Series 2020-2, Class B4, 3.666%, 3/25/50 (a)(c)	2,215,762	2,227,484
Shellpoint Co-Originator Trust
Series 2017-1, Class AX1, 0.147%, 4/25/47 (a)(c)(g)	75,455,421	153,771
Spruce Hill Mortgage Loan Trust
Series 2019-SH1, Class B1, 4.992%, 4/29/49 (a)(c)	2,425,000	2,438,551
Star Trust
Series 2021-SFR1, Class G, 3.301%
(1 Month LIBOR USD + 3.200%), 4/17/38 (c)(h)	5,445,000	5,464,569
Series 2021-SFR1, Class H, 4.551%
(1 Month LIBOR USD + 4.450%), 4/17/38 (c)(h)	1,000,000	1,000,649
Starwood Mortgage Residential Trust
Series 2020-INV1, Class B1, 3.257%, 11/25/55 (c)	2,750,000	2,809,366
Series 2020-INV1, Class B2, 4.261%, 11/25/55 (c)	1,000,000	1,024,327
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-21, Class 3A1, 2.851%, 11/25/35 (a)	46,875	44,311
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 8.000%, 3/25/34 (a)(c)	88,316	83,666

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
Towd Point Mortgage Trust
Series 2019-HY1, Class B1, 2.242%
(1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	$3,350,000	$3,536,598
Series 2019-HY1, Class B2, 2.242%
(1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	11,339,000	10,999,516
Series 2019-HY1, Class B3, 2.242%
(1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	6,170,000	5,888,761
Series 2019-HY1, Class B4, 2.242%
(1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	6,170,000	5,487,792
Series 2019-HY1, Class XA, 5.000%, 10/25/48 (a)(c)	267,204	266,754
Series 2016-1, Class B3, 3.758%, 2/25/55 (a)(c)	2,000,000	1,925,808
Series 2015-5, Class B3, 3.992%, 5/25/55 (a)(c)	2,000,000	2,080,146
Series 2016-2, Class B3, 3.476%, 8/25/55 (a)(c)	4,000,000	4,074,835
Series 2017-5, Class B2, 2.192%
(1 Month LIBOR USD + 2.100%), 2/25/57 (c)(h)	6,641,000	6,729,527
Series 2017-5, Class B3, 2.592%
(1 Month LIBOR USD + 2.500%), 2/25/57 (c)(h)	5,415,000	5,430,856
Series 2019-1, Class B2, 0.000%, 3/25/58 (a)(c)	4,000,000	4,179,364
Series 2018-6, Class B2, 3.867%, 3/25/58 (a)(c)	2,750,000	2,687,866
Series 2019-HY2, Class B1, 2.342%
(1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	9,851,000	10,159,319
Series 2019-HY2, Class B2, 2.342%
(1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	8,639,000	8,463,062
Series 2019-HY2, Class B3, 2.342%
(1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	2,294,000	2,209,759
Series 2019-HY2, Class B4, 2.342%
(1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	1,836,000	1,678,083
Series 2018-3, Class B2, 3.678%, 5/25/58 (a)(c)	1,750,000	1,695,222
Series 2018-4, Class B2, 3.314%, 6/25/58 (a)(c)	1,750,000	1,604,576
Series 2018-5, Class B1, 3.460%, 7/25/58 (a)(c)	9,000,000	9,069,168
Series 2018-5, Class B2, 3.460%, 7/25/58 (a)(c)	1,750,000	1,711,323
Series 2018-SJ1, Class B1, 5.250%, 10/25/58 (a)(c)	10,000,000	10,365,460
Series 2019-SJ1, Class A2, 5.000%, 11/25/58 (a)(c)	8,116,203	8,097,743
Series 2019-SJ2, Class B1, 5.000%, 11/25/58 (a)(c)	13,052,000	13,407,523
Series 2019-SJ2, Class XA, 5.000%, 11/25/58 (a)(c)	16,169,871	16,948,938
Series 2019-HY3, Class B1, 2.092%
(1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	5,514,000	5,607,054
Series 2019-HY3, Class B2, 2.092%
(1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	4,130,000	4,037,687
Series 2019-HY3, Class B3, 2.092%
(1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,106,000	1,091,299
Series 2019-HY3, Class B4, 2.092%
(1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,105,000	1,064,440

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.452%, 7/25/59 (a)(c)	$500,000	$513,198
Series 2019-INV3, Class B2, 4.791%, 11/25/59 (a)(c)	650,000	664,518
Series 2020-1, Class B1, 3.624%, 1/25/60 (a)(c)	3,692,000	3,752,209
Series 2020-INV1, Class B1, 5.750%, 3/25/60 (a)(c)(k)	850,000	883,582
Series 2021-R1, Class B2, 4.199%, 10/25/63 (a)(c)	2,023,000	2,040,250
Series 2021-R3, Class B1, 3.066%, 4/25/64 (a)(c)(e)	3,524,000	3,523,961
Series 2021-R3, Class B2, 4.070%, 4/25/64 (a)(c)	2,472,000	2,471,938
Series 2020-5, Class B1, 3.707%, 5/25/65 (a)(c)	1,882,000	1,934,329
Series 2020-5, Class B2, 4.710%, 5/25/65 (a)(c)	1,098,000	1,127,891
Series 2021-1, Class B1, 2.977%, 1/25/66 (a)(c)	664,000	666,044
Series 2021-2, Class B1, 3.194%, 2/25/66 (a)(c)	2,445,000	2,457,467
Series 2021-2, Class B2, 4.199%, 2/25/66 (a)(c)	1,376,000	1,382,411
VOLT LLC
Series 2021-NPL4, Class A2, 4.949%, 3/27/51 (c)(k)	1,500,000	1,505,323
VOLT XCII LLC
Series 2021-NPL1, Class A2, 4.949%, 2/27/51 (c)(k)	7,000,000	7,125,356
VOLT XCIII LLC
Series 2021-NPL2, Class A2, 4.826%, 2/27/51 (c)(k)	4,500,000	4,506,650
VOLT XCIV LLC
Series 2021-NPL3, Class A2, 4.949%, 2/27/51 (c)(k)	3,500,000	3,502,660
VOLT XCIX LLC
Series 2021-NPL8, Class A2, 4.949%, 4/25/51 (c)(k)	5,000,000	5,079,845
VOLT XCVII LLC
Series 2021-NPL6, Class A2, 4.826%, 4/25/51 (c)(k)	10,600,000	10,526,281
VOLT XCVIII LLC
Series 2021-NPL7, Class A2, 4.949%, 4/25/51 (c)(k)	3,247,000	3,313,034
WaMu Mortgage Pass-Through Certificates
Series 2005-AR1, Class B1, 0.917%
(1 Month LIBOR USD + 0.825%), 1/25/45 (h)	5,592,409	5,331,347
Series 2005-AR6, Class B1, 0.992%
(1 Month LIBOR USD + 0.900%), 4/25/45 (h)	3,931,060	2,930,839
Series 2005-AR13, Class B1, 0.992%
(1 Month LIBOR USD + 0.900%), 10/25/45 (h)	7,752,174	6,531,972
Washington Mutual Mortgage Pass-Through
Certificates Series Trust
Series 2007-4, Class 1A5, 7.000%, 6/25/37	5,627,866	3,555,503
Series 2006-AR9, Class 2A, 0.967%
(12 Month US Treasury Average + 0.840%), 11/25/46 (h)	3,443,036	2,977,169
Series 2007-OA1, Class A1, 0.837%
(12 Month US Treasury Average + 0.710%), 12/25/46 (h)	3,391,565	3,209,048

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount/Shares	Value
Wells Fargo Mortgage Backed Securities
Series 2018-1, Class AIO1, 0.035%, 7/25/47 (a)(c)(g)	$47,755,653	$131,772
Total Residential Mortgage-Backed Securities –
Non-Agency (cost $803,855,430)		769,517,775

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS – 0.4%
BasePoint – BP SLL Trust, Series SPL-III
10.500%, 12/31/22 (d)(e)	4,644,354	4,644,354
CCTC Acquisition Partners LLC,
Convertible Promissory Note
12.000%, 2/8/22 (e)(f)(i)	749,058	0
Total Private Placement Participation Agreements
(cost $5,393,412)		4,644,354

MONEY MARKET FUND – 2.7%
First American Government
Obligations Fund – Class Z, 0.020% (b)	31,933,538	31,933,538
Total Money Market Fund (cost $31,933,538)		31,933,538
Total Investments (cost $1,224,953,857) – 100.5%		1,193,216,620
Liabilities less Other Assets – (0.5)%		(5,592,509)
TOTAL NET ASSETS – 100.0%		$1,187,624,111

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of May 31, 2021.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2021.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of May 31, 2021, the value of these investments was $979,270,459 or 82.5% of total net assets.

(d)
Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint – BP SLL Trust, Series SPL-III. As of May 31, 2021, the value of this investment was $4,644,354 or 0.4% of total net assets. The security was acquired from July 2018 to January 2021 at a cost of $4,644,354.

(e)
Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs. As of May 31, 2021, the total value of fair valued securities was $27,401,299 or 2.3% of total net assets.

(f)	Non-income producing.
(g)	Interest only security.
(h)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2021.
(i)
Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of CCTC Acquisition Partners LLC. As of May 31, 2021, the value of this investment was $0 or 0.0% of total net assets. The security was acquired in February 2018 at a cost of $749,058.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

(j)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(k)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of May 31, 2021.
(l)
Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of May 31, 2021.

FNMA – Federal National Mortgage Association
FREMF – Freddie Mac K Series
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES – AGENCY – 0.0%
Small Business Administration Participation Certificates
Series 2012-10E, Class 1, 0.980%, 9/1/22	$32	$32
Total Asset-Backed Securities – Agency (cost $31)		32

ASSET-BACKED SECURITIES – NON-AGENCY – 12.9%
American Credit Acceptance Receivables Trust
Series 2018-3, Class E, 5.170%, 10/15/24 (c)	3,000,000	3,116,519
Series 2017-4, Class E, 5.020%, 12/10/24 (c)	1,650,000	1,673,606
Series 2019-3, Class E, 3.800%, 9/12/25 (c)	2,100,000	2,182,317
Cazenovia Creek Funding II LLC
Series 2018-1A, Class A, 3.561%, 7/15/30 (c)	392,185	394,541
DT Auto Owner Trust
Series 2019-2A, Class D, 3.480%, 2/18/25 (c)	500,000	518,107
Series 2019-4A, Class D, 2.850%, 7/15/25 (c)	3,655,000	3,792,596
Series 2020-2A, Class D, 4.730%, 3/16/26 (c)	2,715,000	2,951,114
Exeter Automobile Receivables Trust
Series 2020-2A, Class D, 4.730%, 4/15/26 (c)	3,500,000	3,772,106
Series 2021-2A, Class D, 1.400%, 4/15/27	800,000	801,802
First Investors Auto Owner Trust
Series 2017-2A, Class E, 5.480%, 10/15/24 (c)	2,440,000	2,503,868
Series 2019-1A, Class D, 3.550%, 4/15/25 (c)	3,000,000	3,116,204
Flagship Credit Auto Trust
Series 2018-3, Class D, 4.150%, 12/16/24 (c)	2,707,000	2,837,006
GLS Auto Receivables Trust
Series 2020-2A, Class C, 4.570%, 4/15/26 (c)	2,500,000	2,691,102
Series 2020-4A, Class D, 1.640%, 10/15/26 (c)	1,750,000	1,767,037
Santander Drive Auto Receivables Trust
Series 2021-2, Class D, 1.350%, 7/15/27	830,000	833,501
SLM Private Credit Student Loan Trust
Series 2003-C, Class A5, 2.930%
(28 Day Auction Rate + 0.000%), 9/15/32 (f)	300,000	299,725
SoFi Professional Loan Program, LLC
Series 2016-B, Class A1, 1.292%
(1 Month LIBOR USD + 1.200%), 6/25/33 (c)(f)	134,945	135,983
Series 2016-C, Class A1, 1.192%
(1 Month LIBOR USD + 1.100%), 10/27/36 (c)(f)	206,994	207,937
Series 2015-D, Class A1, 1.592%
(1 Month LIBOR USD + 1.500%), 10/27/36 (c)(f)	119,494	120,503
South Carolina Student Loan Corp.
Series 2013-1, Class A, 0.592%
(1 Month LIBOR USD + 0.500%), 1/25/41 (f)	112,131	111,390

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
United Auto Credit Securitization Trust
Series 2019-1, Class D, 3.470%, 8/12/24 (c)	$1,999,793	$2,018,794
Westlake Automobile Receivables Trust
Series 2019-1A, Class E, 4.490%, 7/15/24 (c)	2,960,000	3,089,023
Series 2019-3A, Class D, 2.720%, 11/15/24 (c)	2,500,000	2,575,437
Series 2020-2A, Class D, 2.760%, 1/15/26 (c)	3,000,000	3,126,042
Total Asset-Backed Securities – Non-Agency
(cost $43,791,307)		44,636,260

COLLATERALIZED LOAN OBLIGATIONS – 16.7%
Allegro CLO III Ltd.
Series 2015-1A, Class AR, 1.016%
(3 Month LIBOR USD + 0.840%), 7/25/27 (c)(f)	488,374	488,572
Anchorage Capital CLO Ltd.
Series 2014-4RA, Class A, 1.234%
(3 Month LIBOR USD + 1.050%), 1/28/31 (c)(f)	2,500,000	2,501,983
Atlas Senior Loan Fund IX Ltd.
Series 2018-9A, Class A, 1.058%
(3 Month LIBOR USD + 0.870%), 4/20/28 (c)(f)	2,349,082	2,349,120
Battalion CLO VII Ltd.
Series 2014-7A, Class A1RR, 1.230%
(3 Month LIBOR USD + 1.040%), 7/17/28 (c)(f)	1,624,748	1,626,663
Carlyle Global Market Strategies CLO Ltd.
Series 2015-3A, Class A1R, 1.184%
(3 Month LIBOR USD + 1.000%), 7/28/28 (c)(f)	3,449,957	3,452,024
Series 2014-5A, Class A1RR, 1.324%
(3 Month LIBOR USD + 1.140%), 7/15/31 (c)(f)	494,659	494,923
Catamaran CLO Ltd.
Series 2013-1A, Class AR, 1.031%
(3 Month LIBOR USD + 0.850%), 1/27/28 (c)(f)	1,395,960	1,395,000
CIFC Funding Ltd.
Series 2015-2A, Class AR2, 1.194%
(3 Month LIBOR USD + 1.010%), 4/15/30 (c)(f)	2,500,000	2,502,178
Series 2014-2RA, Class A1, 1.226%
(3 Month LIBOR USD + 1.050%), 4/24/30 (c)(f)	1,760,000	1,762,219
Cutwater Ltd.
Series 2014-1A, Class A1AR, 0.906%
(3 Month LIBOR USD + 1.250%), 7/15/26 (c)(f)	267,681	267,690
Ellington CLO IV Ltd.
Series 2019-4A, Class AR, 0.606%
(3 Month LIBOR USD + 1.580%), 4/15/29 (c)(f)	2,000,000	2,001,000
Series 2019-1A, Class A, 2.024%
(3 Month LIBOR USD + 1.840%), 4/15/29 (c)(f)	2,000,000	1,986,156

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A, 1.484%
(3 Month LIBOR USD + 1.300%), 7/15/27 (c)(f)	$535,817	$536,063
Golub Capital Partners CLO Ltd.
Series 2018-39A, Class A1, 1.338%
(3 Month LIBOR USD + 1.150%), 10/20/28 (c)(f)	249,759	249,942
Halcyon Loan Advisors Funding Ltd.
Series 2015-1A, Class AR, 1.108%
(3 Month LIBOR USD + 0.920%), 4/20/27 (c)(f)	93,682	93,510
KKR Financial CLO Ltd.
Series 2013-1A, Class A1R, 1.474%
(3 Month LIBOR USD + 1.290%), 4/15/29 (c)(f)	2,000,000	2,001,984
LCM XXV Ltd.
Series 2017-25, Class A, 1.398%
(3 Month LIBOR USD + 1.210%), 7/20/30 (c)(f)	791,000	791,428
Mountain View CLO X Ltd.
Series 2014-1A, Class ARR, 0.984%
(3 Month LIBOR USD + 0.800%), 10/15/26 (c)(f)	264,182	264,327
Series 2015-10A, Class AR, 1.008%
(3 Month LIBOR USD + 0.820%), 10/13/27 (c)(f)	1,814,862	1,816,239
MP CLO VII Ltd.
Series 2015-1A, Class ARR, 1.270%
(3 Month LIBOR USD + 1.080%), 10/18/28 (c)(f)	1,757,173	1,756,713
Nassau II Ltd.
Series 2017-IIA, Class AL, 1.434%
(3 Month LIBOR USD + 1.250%), 1/15/30 (c)(f)	800,000	801,074
Newfleet CLO Ltd.
Series 2016-1A, Class A1R, 1.138%
(3 Month LIBOR USD + 0.950%), 4/20/28 (c)(f)	274,107	273,244
OCP CLO Ltd.
Series 2015-10A, Class A1R, 0.996%
(3 Month LIBOR USD + 0.820%), 10/26/27 (c)(f)	1,104,046	1,102,850
OZLM XII Ltd.
Series 2015-12A, Class A1R, 1.236%
(3 Month LIBOR USD + 1.050%), 4/30/27 (c)(f)	564,680	565,070
Saranac CLO III Ltd.
Series 2014-3A, Class ALR, 1.787%
(3 Month LIBOR USD + 1.600%), 6/22/30 (c)(f)	1,778,265	1,779,382
Saranac CLO VII Ltd.
Series 2014-7R, Class A1AR, 1.385%
(3 Month LIBOR USD + 1.230%), 11/20/29 (c)(f)	2,706,909	2,703,747
Sound Point CLO XXI Ltd.
Series 2018-21, Class A1A, 1.356%
(3 Month LIBOR USD + 1.180%), 10/26/31 (c)(f)	1,000,000	1,001,359

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
Telos CLO Ltd.
Series 2014-6A, Class A1R, 1.460%
(3 Month LIBOR USD + 1.270%), 1/17/27 (c)(f)	$303,419	$303,587
Series 2013-4A, Class AR, 1.430%
(3 Month LIBOR USD + 1.240%), 1/17/30 (c)(f)	247,873	247,570
Tralee CLO V Ltd.
Series 2018-5A, Class A1, 1.298%
(3 Month LIBOR USD + 1.110%), 10/20/28 (c)(f)	2,217,252	2,218,360
Venture 38 CLO Ltd.
Series 2019-38A, Class X, 1.336%
(3 Month LIBOR USD + 1.150%), 7/30/32 (c)(f)	2,850,000	2,854,473
Venture XVII CLO Ltd.
Series 2014-17A, Class ARR, 1.064%
(3 Month LIBOR USD + 0.880%), 4/15/27 (c)(f)	1,665,051	1,660,937
Vibrant CLO VI Ltd.
Series 2017-6A, Class A, 1.427%
(3 Month LIBOR USD + 1.240%), 6/20/29 (c)(f)	3,000,000	2,996,379
Wellfleet CLO Ltd.
Series 2017-2R, Class A1R, 1.248%
(3 Month LIBOR USD + 1.060%), 10/20/29 (c)(f)	4,000,000	4,003,360
Wind River CLO Ltd.
Series 2016-1A, Class AR, 1.234%
(3 Month LIBOR USD + 1.050%), 7/15/28 (c)(f)	626,124	626,510
Series 2014-1A, Class ARR, 1.240%
(3 Month LIBOR USD + 1.050%), 7/18/31 (c)(f)	3,366,147	3,362,461
York CLO Ltd.
Series 2016-4R, Class A1R, 1.278%
(3 Month LIBOR USD + 1.090%), 4/20/32 (c)(f)	1,030,000	1,030,955
Zais CLO 8 Ltd.
Series 2018-8, Class A, 1.134%
(3 Month LIBOR USD + 0.950%), 4/15/29 (c)(f)	2,224,222	2,212,389
Total Collateralized Loan Obligations
(cost $57,946,150)		58,081,441

COMMERCIAL MORTGAGE-BACKED SECURITIES – AGENCY – 0.0%
GNMA
Series 2009-4, Class IO, 0.390%, 1/16/49 (a)(i)	327,369	2,167
Total Commercial Mortgage-Backed Securities – Agency
(cost $1,697)		2,167

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 20.0%
Arbor Realty Collateralized Loan Obligation Ltd.
Series 2021-FL2, Class C, 2.050%
(1 Month LIBOR USD + 1.950%), 5/15/36 (c)(f)	$1,113,000	$1,115,782
Series 2021-FL2, Class D, 2.600%
(1 Month LIBOR USD + 2.500%), 5/15/36 (c)(f)	3,000,000	3,007,500
Bayview Commercial Asset Trust
Series 2007-2A, Class A1, 0.362%
(1 Month LIBOR USD + 0.270%), 7/25/37 (c)(f)	265,569	254,018
Series 2007-6A, Class A3A, 1.342%
(1 Month LIBOR USD + 1.250%), 12/25/37 (c)(f)	82,996	83,149
BDS Ltd.
Series 2021-FL7, Class D, 2.460%
(1 Month LIBOR USD + 2.350%), 6/16/36 (c)(f)	3,250,000	3,260,148
Series 2021-FL7, Class E, 2.910%
(1 Month LIBOR USD + 2.800%), 6/16/36 (c)(f)	2,500,000	2,488,682
BX Commercial Mortgage Trust
Series 2018-IND, Class D, 1.401%
(1 Month LIBOR USD + 1.300%), 11/15/35 (c)(f)	2,100,000	2,103,368
Series 2018-IND, Class E, 1.801%
(1 Month LIBOR USD + 1.700%), 11/15/35 (c)(f)	3,500,000	3,506,273
Series 2019-MMP, Class A, 1.101%
(1 Month LIBOR USD + 1.000%), 8/15/36 (c)(f)	2,985,062	2,988,380
Series 2019-XL, Class F, 2.101%
(1 Month LIBOR USD + 2.000%), 10/15/36 (c)(f)	936,808	938,288
Series 2019-XL, Class G, 2.401%
(1 Month LIBOR USD + 2.300%), 10/15/36 (c)(f)	1,405,211	1,407,833
Series 2020-BXLP, Class E, 1.701%
(1 Month LIBOR USD + 1.600%), 12/15/36 (c)(f)	1,959,941	1,964,839
Series 2021-VINO, Class D, 1.462%
(1 Month LIBOR USD + 1.352%), 5/15/38 (c)(f)	1,500,000	1,501,986
BXMT Ltd.
Series 2020-FL3, Class A, 1.501%
(1 Month LIBOR USD + 1.400%), 3/15/37 (c)(f)(h)	1,250,000	1,255,935
Series 2020-FL3, Class C, 2.651%
(1 Month LIBOR USD + 2.550%), 3/15/37 (c)(f)(h)	1,250,000	1,259,059
Series 2020-FL2, Class A, 1.001%
(1 Month LIBOR USD + 0.900%), 2/15/38 (c)(f)(h)	3,150,000	3,147,165
Series 2020-FL2, Class C, 1.751%
(1 Month LIBOR USD + 1.650%), 2/15/38 (c)(f)(h)	2,950,000	2,949,262
Series 2020-FL2, Class D, 2.051%
(1 Month LIBOR USD + 1.950%), 2/15/38 (c)(f)(h)	3,500,000	3,490,372

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
BXMT Ltd. (Continued)
Series 2021-FL4, Class C, 1.851%
(1 Month LIBOR USD + 1.750%), 5/15/38 (c)(f)(h)	$3,000,000	$3,010,500
Series 2021-FL4, Class D, 2.351%
(1 Month LIBOR USD + 2.250%), 5/15/38 (c)(f)(h)	3,500,000	3,512,250
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 0.601%
(1 Month LIBOR USD + 0.500%), 5/15/31 (c)(f)	63,471	59,314
DBCG Mortgage Trust
Series 2017-BBG, Class C, 1.106%
(1 Month LIBOR USD + 1.000%), 6/15/34 (c)(f)	350,000	348,437
FREMF Mortgage Trust
Series 2020-KI05, Class B, 2.407%
(1 Month LIBOR USD + 2.300%), 7/25/24 (c)(f)	1,429,017	1,416,608
Series 2019-KF58, Class B, 1.612%
(1 Month LIBOR USD + 2.150%), 1/25/26 (c)(f)	778,480	778,624
GPMT Ltd.
Series 2019-FL2, Class A, 1.397%
(1 Month LIBOR USD + 1.300%), 2/22/36 (c)(f)	2,666,616	2,675,949
Great Wolf Trust
Series 2019-WOLF, Class A, 1.135%
(1 Month LIBOR USD + 1.034%), 12/15/36 (c)(f)	3,000,000	3,008,434
HGI CRE CLO Ltd.
Series 2021-FL1, Class C, 1.810%
(1 Month LIBOR USD + 1.700%), 6/16/36 (c)(f)	2,500,000	2,509,369
Series 2021-FL1, Class D, 2.460%
(1 Month LIBOR USD + 2.350%), 6/16/36 (c)(f)	2,468,000	2,478,788
Series 2021-FL1, Class E, 3.060%
(1 Month LIBOR USD + 2.950%), 6/16/36 (c)(f)	750,000	753,514
Hunt CRE Ltd.
Series 2018-FL2, Class D, 2.851%
(1 Month LIBOR USD + 2.750%), 8/15/28 (c)(f)	2,664,500	2,664,500
Series 2017-FL1, Class A, 1.101%
(1 Month LIBOR USD + 1.000%), 8/15/34 (c)(f)	328,571	329,063
IMT Trust
Series 2017-APTS, Class DFL, 1.651%
(1 Month LIBOR USD + 1.550%), 6/15/34 (c)(f)	352,056	351,181
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2007-3A, Class AJ, 4.583%, 10/25/37 (a)(c)	567,485	572,399
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 3.342%
(1 Month LIBOR USD + 3.250%), 10/15/49 (c)(f)	1,500,000	1,517,055

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
Silver Hill Trust
Series 2019-SBC1, Class A1, 3.102%, 11/25/49 (a)(c)	$2,092,412	$2,159,305
STWD Ltd.
Series 2021-FL2, Class D, 2.909%
(1 Month LIBOR USD + 2.800%), 4/18/38 (c)(f)	2,000,000	2,008,748
Velocity Commercial Capital Loan Trust
Series 2017-2, Class AFL, 0.992%
(1 Month LIBOR USD + 0.900%), 11/25/47 (c)(f)	186,720	184,927
Series 2019-2, Class M3, 3.480%, 7/25/49 (a)(c)	597,964	606,716
VMC Finance LLC
Series 2019-FL3, Class AS, 1.501%
(1 Month LIBOR USD + 1.400%), 9/15/36 (c)(f)	1,761,922	1,764,239
Total Commercial Mortgage-Backed
Securities – Non-Agency (cost $68,806,333)		69,431,959

RESIDENTIAL MORTGAGE-BACKED SECURITIES – AGENCY – 22.6%
Fannie Mae Connecticut Avenue Securities
Series 2014-C02, Class 1M2, 2.692%
(1 Month LIBOR USD + 2.600%), 5/25/24 (f)	1,130,066	1,133,209
Series 2014-C04, Class 2M2, 5.092%
(1 Month LIBOR USD + 5.000%), 11/25/24 (f)	677,605	697,123
Series 2016-C03, Class 2M2, 1.146%
(1 Month LIBOR USD + 5.900%), 10/25/28 (f)	1,862,963	1,968,315
Series 2017-C01, Class 1ED1, 2.862%
(1 Month LIBOR USD + 1.250%), 7/25/29 (f)	531,167	528,994
Series 2017-C02, Class 2ED3, 1.107%
(1 Month LIBOR USD + 1.350%), 9/25/29 (f)	2,147,490	2,157,794
Series 2017-C03, Class 1M2, 3.092%
(1 Month LIBOR USD + 3.000%), 10/25/29 (f)	2,271,763	2,337,274
Series 2017-C05, Class 1M2, 2.292%
(1 Month LIBOR USD + 2.200%), 1/25/30 (f)	3,540,003	3,594,275
Series 2017-C05, Class 1M2C, 2.292%
(1 Month LIBOR USD + 2.200%), 1/25/30 (f)	3,685,000	3,727,657
Series 2017-C06, Class 1M2, 2.742%
(1 Month LIBOR USD + 2.650%), 2/25/30 (f)	2,357,070	2,402,055
Series 2017-C07, Class 1M2A, 2.492%
(1 Month LIBOR USD + 2.400%), 5/25/30 (f)	57,951	57,766
Series 2018-C01, Class 1M2, 2.342%
(1 Month LIBOR USD + 2.250%), 7/25/30 (f)	1,760,050	1,777,670
Series 2018-C01, Class 1M2C, 2.342%
(1 Month LIBOR USD + 2.250%), 7/25/30 (f)	2,669,804	2,689,849

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
Fannie Mae Connecticut Avenue Securities (Continued)
Series 2019-R01, Class 2B1, 2.106%
(1 Month LIBOR USD + 4.350%), 7/25/31 (c)(f)	$1,250,000	$1,294,815
Series 2019-R02, Class 1M2, 2.392%
(1 Month LIBOR USD + 2.300%), 8/25/31 (c)(f)	1,055,363	1,065,260
Series 2019-R02, Class 1B1, 4.242%
(1 Month LIBOR USD + 4.150%), 8/25/31 (c)(f)	1,530,000	1,578,060
Series 2019-R04, Class 2B1, 5.342%
(1 Month LIBOR USD + 5.250%), 6/25/39 (c)(f)	1,188,000	1,226,738
Series 2019-R06, Class 2B1, 1.406%
(1 Month LIBOR USD + 3.750%), 9/25/39 (c)(f)	1,000,000	1,012,257
Series 2019-R06, Class 2M2, 2.406%
(1 Month LIBOR USD + 2.100%), 9/25/39 (c)(f)	1,304,720	1,309,495
Fannie Mae REMICS
Series 2010-1, Class FK, 1.292%
(1 Month LIBOR USD + 1.200%), 2/25/40 (f)	4,010,891	4,161,815
FHLMC REMIC Trust
Series 3823, Class GA, 3.500%, 1/15/26	1,927	1,970
Series 3834, Class GA, 3.500%, 3/15/26	3,220	3,303
Freddie Mac STACR REMIC Trust
Series 2021-DNA3, Class M2, 2.110%
(SOFR30A + 2.100%), 10/25/33 (c)(f)	2,912,000	2,963,796
Series 2021-DNA3, Class B1, 3.510%
(SOFR30A + 3.500%), 10/25/33 (c)(f)	1,500,000	1,535,619
Series 2020-HQA4, Class M2, 3.242%
(1 Month LIBOR USD + 3.150%), 9/25/50 (c)(f)	3,287,985	3,321,149
Series 2020-DNA5, Class M2, 2.810%
(SOFR30A + 2.800%), 10/25/50 (c)(f)	3,600,000	3,652,936
Freddie Mac Structured Agency Credit Risk
Series 2014-HQ2, Class M3, 3.842%
(1 Month LIBOR USD + 3.750%), 9/25/24 (f)	406,595	418,670
Series 2016-HQA4, Class M3, 3.992%
(1 Month LIBOR USD + 3.900%), 4/25/29 (f)	1,023,160	1,067,029
Series 2017-DNA2, Class M1, 1.292%
(1 Month LIBOR USD + 1.200%), 10/25/29 (f)	164,820	169,977
Series 2017-DNA3, Class M2, 2.592%
(1 Month LIBOR USD + 2.500%), 3/25/30 (f)	5,040,000	5,150,381
Series 2017-HQA3, Class M2B, 2.442%
(1 Month LIBOR USD + 2.350%), 4/25/30 (f)	1,500,000	1,513,098
Series 2018-HQA1, Class M2, 2.392%
(1 Month LIBOR USD + 2.300%), 9/25/30 (f)	2,335,572	2,355,539
Series 2021-DNA2, Class M2, 2.310%
(SOFR30A + 2.300%), 8/25/33 (c)(f)	4,112,000	4,210,461

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
Freddie Mac Structured Agency Credit Risk (Continued)
Series 2021-DNA2, Class B1, 3.410%
(SOFR30A + 3.400%), 8/25/33 (c)(f)	$1,750,000	$1,779,933
Series 2018-HRP2, Class M3, 2.492%
(1 Month LIBOR USD + 2.400%), 2/25/47 (c)(f)	3,803,000	3,864,871
Series 2018-SPI2, Class M2, 3.815%, 5/25/48 (a)(c)	461,515	463,002
Series 2019-FTR2, Class M1, 1.042%
(1 Month LIBOR USD + 0.950%), 11/25/48 (c)(f)	1,527,966	1,528,545
Series 2020-HQA5, Class M2, 2.610%
(SOFR30A + 2.600%), 11/25/50 (c)(f)	3,669,000	3,739,023
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-HQA1, Class M2, 1.992%
(1 Month LIBOR USD + 1.900%), 1/25/50 (c)(f)	1,762,586	1,768,006
Series 2020-DNA3, Class B1, 5.192%
(1 Month LIBOR USD + 5.100%), 6/25/50 (c)(f)	3,363,000	3,542,000
Freddie Mac Whole Loan Securities Trust
Series 2016-SC01, Class M1, 3.867%, 7/25/46 (a)	69,727	69,767
Series 2016-SC02, Class M1, 3.626%, 10/25/46 (a)	181,815	184,857
Series 2017-SC01, Class M1, 3.609%, 12/25/46 (a)(c)	573,784	580,877
GNMA
Series 2008-55, Class WT, 5.325%, 6/20/37 (a)	9,112	10,062
Series 2010-144, Class DK, 3.500%, 9/16/39	17,759	18,142
Series 2010-150, Class GD, 2.500%, 9/20/39	2,026	2,028
Total Residential Mortgage-Backed Securities – Agency
(cost $78,036,627)		78,635,462

RESIDENTIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 23.7%
American Homes 4 Rent Trust
Series 2015-SFR2, Class D, 5.036%, 10/17/52 (c)	1,250,000	1,363,381
AMSR Trust
Series 2020-SFR2, Class G, 4.000%, 7/17/37 (c)	1,700,000	1,746,803
Series 2020-SFR2, Class E2, 4.277%, 7/17/37 (c)	250,000	263,359
Series 2020-SFR4, Class G2, 4.870%, 11/17/37 (c)	2,089,000	2,139,717
Angel Oak Mortgage Trust
Series 2020-3, Class M1, 3.809%, 4/25/65 (a)(c)	3,045,000	3,167,076
Series 2020-4, Class M1, 3.802%, 6/25/65 (a)(c)	4,000,000	4,192,944
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.296%, 3/25/31 (a)	17,327	17,352
Bellemeade Re Ltd.
Series 2019-1A, Class M1B, 1.842%
(1 Month LIBOR USD + 1.750%), 3/25/29 (c)(f)	1,000,000	1,000,606

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
Bellemeade Re Ltd. (Continued)
Series 2020-2A, Class M1B, 3.292%
(1 Month LIBOR USD + 3.200%), 8/26/30 (c)(f)	$1,102,345	$1,113,949
Series 2020-3A, Class M1C, 3.792%
(1 Month LIBOR USD + 3.700%), 10/25/30 (c)(f)	1,044,000	1,087,253
Series 2021-1A, Class M1C, 2.960%
(SOFR30A + 2.950%), 3/25/31 (c)(f)	2,685,000	2,692,375
Bombardier Capital Mortgage Securitization Corp.
Series 1999-B, Class A3, 0.618%, 12/15/29 (a)	86,567	18,514
CDC Mortgage Capital Trust
Series 2003-HE4, Class A1, 0.712%
(1 Month LIBOR USD + 0.620%), 3/25/34 (f)	465,452	420,951
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (g)	22,039	22,403
ContiMortgage Home Equity Loan Trust
Series 1997-1, Class M1, 1.806%, 3/15/28	120,348	121,681
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/33 (g)	5	5
Deephaven Residential Mortgage Trust
Series 2017-1A, Class B1, 1.706%, 12/26/46 (a)(c)	743,000	755,623
Series 2017-1A, Class A3, 3.485%, 12/26/46 (a)(c)	2,437	2,445
Series 2019-3A, Class B1, 4.258%, 7/25/59 (a)(c)	500,000	501,326
Eagle RE Ltd.
Series 2021-1, Class M1B, 2.160%
(SOFR30A + 2.150%), 10/25/33 (c)(f)	2,000,000	2,037,262
Series 2021-1, Class M1C, 2.710%
(SOFR30A + 2.700%), 10/25/33 (c)(f)	3,865,000	3,940,494
Series 2021-1, Class M2, 4.460%
(SOFR30A + 4.450%), 10/25/33 (c)(f)	628,000	655,683
GCAT LLC
Series 2019-NQM1, Class M1, 3.849%, 2/25/59 (a)(c)	1,000,000	1,006,718
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (h)	62,504	64,263
GSAA Trust
Series 2004-3, Class M1, 6.720%, 4/25/34 (g)	33,824	35,423
Home RE Ltd.
Series 2019-1, Class M1, 1.742%
(1 Month LIBOR USD + 1.650%), 5/25/29 (c)(f)	551,741	556,585
Series 2020-1, Class M1B, 3.342%
(1 Month LIBOR USD + 3.250%), 10/25/30 (c)(f)	500,000	505,719
IMC Home Equity Loan Trust
Series 1993-3, Class A8, 5.432%, 8/20/29 (h)	3,862	3,838

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
JP Morgan Alternative Loan Trust
Series 2005-A2, Class 1A1, 0.612%
(1 Month LIBOR USD + 0.520%), 1/25/36 (f)	$74,899	$74,917
JP Morgan Mortgage Trust
Series 2014-IVR6, Class 2A4, 2.216%, 7/25/44 (a)(c)	275,338	276,440
Series 2014-IVR6, Class B2, 2.478%, 7/25/44 (a)(c)	907,989	919,291
Series 2014-IVR6, Class B3, 2.478%, 7/25/44 (a)(c)	1,638,898	1,689,601
Series 2019-HYB1, Class A5A, 3.000%, 10/25/49 (a)(c)	746,984	758,764
Series 2019-6, Class B3, 4.268%, 12/25/49 (a)(c)	4,339,017	4,492,751
JP Morgan Wealth Management
Series 2021-CL1, Class M3, 1.810%
(SOFR30A + 1.800%), 3/25/51 (c)(f)	1,703,343	1,716,988
Lehman Mortgage Trust
Series 2008-4, Class A1, 0.472%
(1 Month LIBOR USD + 0.380%), 1/25/37 (f)	819,831	258,060
LSTAR Securities Investment Ltd.
Series 2019-3, Class A2, 3.610%
(1 Month LIBOR USD + 2.500%), 4/1/24 (c)(f)(h)	1,479,740	1,468,556
Series 2019-4, Class A2, 3.610%
(1 Month LIBOR USD + 2.500%), 5/1/24 (c)(f)(h)	1,683,000	1,708,913
Series 2021-1, Class A, 1.910%
(1 Month LIBOR USD + 1.800%), 2/1/26 (c)(f)(h)	398,454	402,190
Series 2021-2, Class A2, 2.718%
(1 Month LIBOR USD + 2.750%), 3/2/26 (c)(f)(h)	3,371,000	3,459,688
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (a)(c)	303,144	308,711
Oaktown Re VI Ltd.
Series 2021-1A, Class M1B, 2.060%
(SOFR30A + 2.050%), 10/25/33 (c)(f)	2,176,000	2,202,234
Progress Residential Trust
Series 2019-SFR1, Class E, 4.466%, 8/17/35 (c)	1,000,000	1,027,248
Series 2018-SFR2, Class E, 4.656%, 8/17/35 (c)	3,000,000	3,029,229
Series 2018-SFR3, Class E, 4.873%, 10/17/35 (c)	500,000	508,219
Radnor RE Ltd.
Series 2019-2, Class M1B, 1.842%
(1 Month LIBOR USD + 1.750%), 6/25/29 (c)(f)	1,270,000	1,277,313
Residential Asset Mortgage Products, Inc.
Series 2004-RS8, Class MII1, 0.992%
(1 Month LIBOR USD + 0.600%), 8/25/34 (f)	41,085	41,410
Residential Mortgage Loan Trust
Series 2020-2, Class B2, 5.400%, 5/25/60 (a)(c)	2,012,000	2,074,563
Sequoia Mortgage Trust
Series 2013-1, Class 2A1, 3.809%, 2/25/43 (a)	19,457	19,529

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Principal
	Amount	Value
STAR Trust
Series 2021-SFR1, Class E, 1.801%
(1 Month LIBOR USD + 1.700%), 4/17/38 (c)(f)	$3,460,000	$3,456,532
Series 2021-SFR1, Class F, 2.501%
(1 Month LIBOR USD + 2.400%), 4/17/38 (c)(f)	1,500,000	1,505,873
Series 2021-SFR1, Class G, 3.301%
(1 Month LIBOR USD + 3.200%), 4/17/38 (c)(f)	2,005,000	2,012,206
Starwood Mortgage Residential Trust
Series 2020-INV1, Class M1, 2.501%, 11/25/55 (c)	913,000	925,509
Structured Asset Securities Corp.
Series 2003-31A, Class 2A1, 2.378%, 10/25/33 (a)	166,452	171,291
Towd Point HE Trust
Series 2021-HE1, Class M2, 2.500%, 2/25/63 (a)(c)	1,230,000	1,273,238
Towd Point Mortgage Trust
Series 2019-HY1, Class B1, 2.242%
(1 Month LIBOR USD + 2.150%), 10/25/48 (c)(f)	2,600,000	2,744,822
Series 2018-SJ1, Class B1, 5.250%, 10/25/58 (a)(c)	1,000,000	1,036,546
Series 2019-SJ1, Class M2, 4.750%, 11/25/58 (a)(c)	2,000,000	2,044,835
Series 2019-SJ2, Class XA, 5.000%, 11/25/58 (a)(c)	3,201,955	3,356,225
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.452%, 7/25/59 (a)(c)	500,000	513,198
Series 2019-4, Class B1, 3.860%, 11/25/59 (a)(c)	947,000	962,793
Series 2020-INV1, Class M1, 5.500%, 3/25/60 (a)(c)	1,200,000	1,285,255
VOLT XCII LLC
Series 2021-NPL1, Class A2, 4.949%, 2/27/51 (c)(h)	1,500,000	1,526,862
VOLT XCIX LLC
Series 2021-NPL8, Class A2, 4.949%, 4/25/51 (c)(h)	1,000,000	1,015,969
VOLT XCVII LLC
Series 2021-NPL6, Class A2, 4.826%, 4/25/51 (c)(h)	1,500,000	1,489,568
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	953	953
Total Residential Mortgage-Backed
Securities – Non-Agency (cost $81,908,012)		82,470,038

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS – 0.6%
BasePoint – BP SLL Trust, Series SPL-III
10.500%, 12/31/22 (d)(e)	929,930	929,930
BP Commercial Funding Trust, Series SPL-III
11.250%, 12/1/23 (d)(j)	1,000,000	1,000,000
Total Private Placement Participation Agreements
(cost $1,929,930)		1,929,930

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited), Continued

	Shares	Value
MONEY MARKET FUND – 4.1%
First American Government
Obligations Fund – Class Z, 0.020% (b)	14,156,303	$14,156,303
Total Money Market Fund (cost $14,156,303)		14,156,303
Total Investments (cost $346,576,390) – 100.6%		349,343,592
Liabilities less Other Assets – (0.6)%		(2,107,330)
TOTAL NET ASSETS – 100.0%		$347,236,262

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of May 31, 2021.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2021.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of May 31, 2021, the value of these investments was $291,739,533 or 84.0% of total net assets.

(d)
Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.  As of May 31, 2021, the total value of fair valued securities was $1,929,930 or 0.6% of total net assets.

(e)
Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint – BP SLL Trust, Series SPL-III. As of May 31, 2021, the value of this investment was $929,930 or 0.3% of total net assets. The security was acquired from February 2019 to January 2021 at a cost of $929,930.

(f)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2021.
(g)
Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of May 31, 2021.

(h)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is in effect as of May 31, 2021.
(i)	Interest only security.
(j)
Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BP Commercial Funding Trust, Series SPL-III. As of May 31, 2021, the value of this investment was $1,000,000 or 0.3% of total net assets. The security was acquired from November 2020 to April 2021 at a cost of $1,000,000.

FHLMC – Federal Home Loan Mortgage Corporation
FREMF – Freddi Mac K Series
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2021 (Unaudited)

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
ASSETS
Investments in securities, at value
(identified cost $1,224,953,857
and $346,576,390, respectively)	$1,193,216,620	$349,343,592
Cash	270,717	190,691
Receivables
Fund shares issued	2,295,636	5,476,626
Securities sold	—	1,088,088
Interest	2,648,520	463,240
Prepaid expenses	59,099	39,025
Total assets	1,198,490,592	356,601,262

LIABILITIES
Payables
Dividends	1,196,056	46,026
Investments purchased	5,862,067	8,171,161
Fund shares redeemed	2,602,445	821,208
Due to Adviser	586,459	90,809
Transfer agent fees and expenses	275,327	75,927
Administration and fund accounting fees	224,860	102,314
12b-1 distribution fees	31,319	20,018
Custody fees	29,718	9,049
Audit fees	13,218	12,374
Chief Compliance Officer fee	3,108	3,063
Trustee fees and expenses	1,219	665
Accrued expenses	40,685	12,386
Total liabilities	10,866,481	9,365,000
NET ASSETS	$1,187,624,111	$347,236,262

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2021 (Unaudited), Continued

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
Class A
Net assets applicable to shares outstanding	$9,575,732
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	1,002,989
Net asset value and
redemption price per share	$9.55
Maximum offering price per share (Net asset
value per share divided by 98.00%)	$9.74

Investor Class
Net assets applicable to shares outstanding	$64,754,822	$45,033,546
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	6,789,335	4,667,568
Net asset value, offering and
redemption price per share	$9.54	$9.65

Institutional Class
Net assets applicable to shares outstanding	$1,113,293,557	$302,202,716
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	116,984,588	31,335,725
Net asset value, offering and
redemption price per share	$9.52	$9.64

COMPONENTS OF NET ASSETS
Paid-in capital	$1,542,290,439	$369,096,546
Total distributable deficit	(354,666,328)	(21,860,284)
Net assets	$1,187,624,111	$347,236,262

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

(This Page Intentionally Left Blank.)

SEMPER FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended May 31, 2021 (Unaudited)

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
INVESTMENT INCOME
Income
Interest	$22,403,618	$4,462,258
Total income	22,403,618	4,462,258

Expenses
Advisory fees (Note 4)	3,322,421	641,374
Transfer agent fees and expenses (Note 4)	574,772	193,628
Administration and fund
accounting fees (Note 4)	419,451	202,232
12b-1 fees – Class A (Note 5)	12,158	—
12b-1 fees – Investor Class (Note 5)	80,760	63,695
Custody fees (Note 4)	68,104	24,366
Registration fees	63,827	32,977
Shareholder reporting	22,283	6,883
Insurance expense	14,976	4,233
Audit fees	13,212	12,439
Trustees fees and expenses	12,972	8,955
Miscellaneous	8,445	3,764
Interest expense (Note 7)	6,920	1,168
Chief Compliance Officer fee (Note 4)	6,233	6,221
Legal fees	3,611	3,617
Total expenses	4,630,145	1,205,552
Advisory fee waiver (Note 4)	—	(42,358)
Net expenses	4,630,145	1,163,194
Net investment income	17,773,473	3,299,064

REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	(7,888,323)	1,401,763
Capital gain distributions from
regulated investment companies	—	15
Net change in unrealized
appreciation/(depreciation) on investments	65,038,098	2,141,627
Net realized and unrealized
gain on investments	57,149,775	3,543,405
Net Increase in Net Assets
Resulting from Operations	$74,923,248	$6,842,469

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2021	Year Ended
	(Unaudited)	November 30, 2020
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$17,773,473	$63,267,940
Net realized loss from investments	(7,888,323)	(275,690,269)
Net change in unrealized
appreciation/(depreciation) on investments	65,038,098	(72,907,664)
Net increase/(decrease) in net assets
resulting from operations	74,923,248	(285,329,993)

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(153,054)	(836,100)
Investor Class	(1,019,162)	(4,625,600)
Institutional Class	(17,533,271)	(64,344,923)
Total distributions to shareholders	(18,705,487)	(69,806,623)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(17,733,253)	(823,981,268)
Total increase/(decrease) in net assets	38,484,508	(1,179,117,884)

NET ASSETS
Beginning of period	1,149,139,603	2,328,257,487
End of period	$1,187,624,111	$1,149,139,603

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Class A
	Six Months Ended
	May 31, 2021		Year Ended
	(Unaudited)		November 30, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	52,793	$493,463	371,295	$3,488,552
Shares issued on
reinvestments of
distributions	15,324	144,109	70,006	646,848
Shares redeemed	(195,088)	(1,813,176)	(2,550,432)	(22,738,177)
Net decrease	(126,971)	$(1,175,604)	(2,109,131)	$(18,602,777)

Investor Class
	Six Months Ended
	May 31, 2021		Year Ended
	(Unaudited)		November 30, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,751,579	$16,476,217	6,177,358	$58,479,747
Shares issued on
reinvestments of
distributions	94,562	888,010	423,692	3,930,627
Shares redeemed	(3,109,138)	(29,024,818)	(18,272,309)	(169,729,058)
Net decrease	(1,262,997)	$(11,660,591)	(11,671,259)	$(107,318,684)

Institutional Class
	Six Months Ended
	May 31, 2021		Year Ended
	(Unaudited)		November 30, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	30,193,377	$282,901,186	110,905,543	$1,033,802,116
Shares issued on
reinvestments of
distributions	1,069,290	10,022,689	4,661,568	42,868,059
Shares redeemed	(32,069,393)	(297,820,933)	(197,872,847)	(1,774,729,982)
Net decrease	(806,726)	$(4,897,058)	(82,305,736)	$(698,059,807)

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2021	Year Ended
	(Unaudited)	November 30, 2020
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$3,299,064	$9,147,187
Net realized gain/(loss) from investments	1,401,763	(23,190,856)
Capital gain distributions from
regulated investment companies	15	—
Net change in unrealized
appreciation/(depreciation) on investments	2,141,627	(415,711)
Net increase/(decrease) in net assets
resulting from operations	6,842,469	(14,459,380)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(404,045)	(1,880,018)
Institutional Class	(2,881,444)	(7,838,701)
Total distributions to shareholders	(3,285,489)	(9,718,719)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(44,504,323)	(37,845,223)
Total decrease in net assets	(40,947,343)	(62,023,322)

NET ASSETS
Beginning of period	388,183,605	450,206,927
End of period	$347,236,262	$388,183,605

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Investor Class

	Six Months Ended
	May 31, 2021		Year Ended
	(Unaudited)		November 30, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	424,461	$4,087,108	10,359,980	$101,829,283
Shares issued on
reinvestments of
distributions	37,790	363,417	176,052	1,668,017
Shares redeemed	(2,122,532)	(20,402,741)	(13,154,512)	(123,623,525)
Net decrease	(1,660,281)	$(15,952,216)	(2,618,480)	$(20,126,225)

Institutional Class
	Six Months Ended
	May 31, 2021		Year Ended
	(Unaudited)		November 30, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	7,476,413	$71,906,384	39,768,107	$379,749,958
Shares issued on
reinvestments of
distributions	268,656	2,583,526	730,686	6,923,116
Shares redeemed	(10,720,412)	(103,042,017)	(42,741,838)	(404,392,072)
Net decrease	(2,975,343)	$(28,552,107)	(2,243,045)	$(17,718,998)

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Class A

	Six Months						December 18,
	Ended						2015*
	May 31,						through
	2021		Year Ended November 30,				November 30,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value,
beginning of period	$9.08		$10.43	$10.50	$10.69	$10.56	$10.92

Income from
investment operations:
Net investment income^	0.14		0.36	0.46	0.53	0.44	0.56
Net realized and
unrealized gain/(loss)
on investments	0.48		(1.32)	(0.03)	(0.12)	0.21	(0.28)
Total from
investment operations	0.62		(0.96)	0.43	0.41	0.65	0.28

Less distributions:
From net
investment income	(0.15)		(0.39)	(0.50)	(0.60)	(0.52)	(0.64)
Total distributions	(0.15)		(0.39)	(0.50)	(0.60)	(0.52)	(0.64)

Net asset value,
end of period	$9.55		$9.08	$10.43	$10.50	$10.69	$10.56

Total return	6.83	%+	-9.14%	4.19%	3.91%	6.34%	2.66	%+

Ratios/supplemental data:
Net assets, end of
period (thousands)	$9,576		$10,256	$33,799	$24,483	$20,873	$6,582
Ratio of expenses
to average net assets:
Before fee waiver
and recoupment	1.07	%++	1.09%	1.02%	1.00%	0.94%**	1.01	%++
After fee waiver
and recoupment	1.07	%++	1.09%	1.02%	1.00%	0.95%**	1.00	%++
Ratio of net investment income
to average net assets:
Before fee waiver
and recoupment	2.99	%++	3.83%	4.38%	4.97%	4.15%	5.58	%++
After fee waiver
and recoupment	2.99	%++	3.83%	4.38%	4.97%	4.14%	5.59	%++
Portfolio turnover rate	45	%+	79%	118%	137%	238%	135	%+†

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
†	Portfolio turnover rate calculated for the year ended November 30, 2016.
**	Includes extraordinary expenses of 0.01% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class

	Six Months
	Ended
	May 31,
	2021		Year Ended November 30,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value,
beginning of period	$9.07		$10.43	$10.50	$10.69	$10.56	$10.91

Income from investment operations:
Net investment income^	0.14		0.36	0.46	0.51	0.45	0.58
Net realized and unrealized
gain/(loss) on investments	0.48		(1.33)	(0.03)	(0.10)	0.20	(0.30)
Total from investment operations	0.62		(0.97)	0.43	0.41	0.65	0.28

Less distributions:
From net investment income	(0.15)		(0.39)	(0.50)	(0.60)	(0.52)	(0.63)
Total distributions	(0.15)		(0.39)	(0.50)	(0.60)	(0.52)	(0.63)
Net asset value, end of period	$9.54		$9.07	$10.43	$10.50	$10.69	$10.56

Total return	6.84	%+	-9.24%	4.19%	3.92%	6.34%	2.67%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$64,755		$73,022	$205,755	$225,054	$97,089	$79,614
Ratio of expenses to
average net assets:
Before recoupment	1.07	%++	1.09%	1.02%	1.01%	0.94%**	0.97%
After recoupment	1.07	%++	1.09%	1.02%	1.01%	0.95%**	1.00%
Ratio of net investment income
to average net assets:
Before recoupment	2.99	%++	3.81%	4.38%	4.77%	4.20%	5.45%
After recoupment	2.99	%++	3.81%	4.38%	4.77%	4.19%	5.42%
Portfolio turnover rate	45	%+	79%	118%	137%	238%	135%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
**	Includes extraordinary expenses of 0.01% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended
	May 31,
	2021		Year Ended November 30,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value,
beginning of period	$9.05		$10.44	$10.51	$10.70	$10.57	$10.92

Income from investment operations:
Net investment income^	0.15		0.38	0.48	0.55	0.47	0.60
Net realized and unrealized
gain/(loss) on investments	0.48		(1.36)	(0.02)	(0.11)	0.21	(0.30)
Total from investment operations	0.63		(0.98)	0.46	0.44	0.68	0.30

Less distributions:
From net investment income	(0.16)		(0.41)	(0.53)	(0.63)	(0.55)	(0.65)
Total distributions	(0.16)		(0.41)	(0.53)	(0.63)	(0.55)	(0.65)
Net asset value, end of period	$9.52		$9.05	$10.44	$10.51	$10.70	$10.57

Total return	6.98	%+	-9.28%	4.45%	4.20%	6.59%	2.92%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$1,113,293		$1,065,862	$2,088,703	$1,693,755	$1,008,263	$466,344
Ratio of expenses to
average net assets:
Before recoupment	0.82	%++	0.84%	0.77%	0.76%	0.70%**	0.73%
After recoupment	0.82	%++	0.84%	0.77%	0.76%	0.70%**	0.75%
Ratio of net investment income
to average net assets:
Before recoupment	3.24	%++	4.04%	4.63%	5.13%	4.37%	5.68%
After recoupment	3.24	%++	4.04%	4.63%	5.13%	4.37%	5.66%
Portfolio turnover rate	45	%+	79%	118%	137%	238%	135%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
**	Includes extraordinary expenses of 0.01% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class

	Six Months
	Ended
	May 31,
	2021		Year Ended November 30,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.56		$9.89	$9.87	$9.92	$9.92	$10.00

Income from investment operations:
Net investment income^	0.08		0.18	0.28	0.26	0.20	0.24
Net realized and unrealized
gain/(loss) on investments	0.09		(0.33)	0.03	(0.05)	0.08	(0.07)
Total from investment operations	0.17		(0.15)	0.31	0.21	0.28	0.17

Less distributions:
From net investment income	(0.08)		(0.18)	(0.29)	(0.26)	(0.28)	(0.25)
Total distributions	(0.08)		(0.18)	(0.29)	(0.26)	(0.28)	(0.25)
Net asset value, end of period	$9.65		$9.56	$9.89	$9.87	$9.92	$9.92

Total return	1.74	%+	-1.43%	3.20%	2.17%	2.90%	1.77%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$45,033		$60,465	$88,502	$62,155	$14,088	$405
Ratio of expenses to
average net assets:
Before fee waiver and
expense reimbursement	0.87	%++	0.88%	0.90%	1.07%	1.22%*	1.21%
After fee waiver and
expense reimbursement	0.85	%++	0.85%	0.85%	0.85%	0.88%*	0.85%
Ratio of net investment income
to average net assets:
Before fee waiver and
expense reimbursement	1.57	%++	1.87%	2.77%	2.37%	1.69%	2.07%
After fee waiver and
expense reimbursement	1.59	%++	1.90%	2.82%	2.59%	2.03%	2.43%
Portfolio turnover rate	53	%+	107%	131%	158%	141%	108%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
*	Includes extraordinary expenses of 0.03% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended
	May 31,
	2021		Year Ended November 30,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.55		$9.90	$9.88	$9.93	$9.93	$10.01

Income from investment operations:
Net investment income^	0.09		0.20	0.30	0.28	0.24	0.25
Net realized and unrealized
gain/(loss) on investments	0.09		(0.34)	0.03	(0.04)	0.07	(0.05)
Total from investment operations	0.18		(0.14)	0.33	0.24	0.31	0.20

Less distributions:
From net investment income	(0.09)		(0.21)	(0.31)	(0.29)	(0.31)	(0.28)
Total distributions	(0.09)		(0.21)	(0.31)	(0.29)	(0.31)	(0.28)
Net asset value, end of period	$9.64		$9.55	$9.90	$9.88	$9.93	$9.93

Total return	1.87	%+	-1.28%	3.38%	2.45%	3.16%	2.04%

Ratios/supplemental data:
Net assets, end of period (thousands)	$302,203		$327,719	$361,705	$105,295	$42,704	$41,946
Ratio of expenses to
average net assets:
Before fee waiver and
expense reimbursement	0.62	%++	0.63%	0.65%	0.82%	0.97%*	0.98%
After fee waiver and
expense reimbursement	0.60	%++	0.60%	0.60%	0.60%	0.61%*	0.60%
Ratio of net investment income
to average net assets:
Before fee waiver and
expense reimbursement	1.82	%++	2.06%	2.96%	2.57%	2.08%	2.11%
After fee waiver and
expense reimbursement	1.84	%++	2.09%	3.01%	2.79%	2.44%	2.49%
Portfolio turnover rate	53	%+	107%	131%	158%	141%	108%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
*	Includes extraordinary expenses of 0.01% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The Semper MBS Total Return Fund and the Semper Short Duration Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The investment objective of the Semper MBS Total Return Fund (“Total Return Fund”) is to seek a high level of risk-adjusted current income and capital appreciation.  The investment objective of the Semper Short Duration Fund (“Short Duration Fund”) is to seek a high level of current income that is consistent with preservation of capital.  Each Fund currently offers Investor Class shares and Institutional Class shares and the Total Return Fund offers Class A shares.  The Total Return Fund Class A shares may be subject to a 2.00% front-end sales load.  The Total Return Fund’s Investor Class shares and Institutional Class shares commenced operations on July 22, 2013 and the Class A shares commenced operations on December 18, 2015.  The Short Duration Fund’s Investor Class shares and Institutional Class shares commenced operations on December 23, 2010.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2021 (Unaudited), Continued

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of high amortized cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date.  Non-cash interest income included in interest income, if any, is recorded at the fair market value of additional par received.  Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the statement of operations.  Distributions to shareholders are recorded on the ex-dividend date.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds declare dividends from net investment income daily and distribute the dividends to shareholders monthly.  The Funds distribute any realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Restricted Securities:  The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”).  Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws.  The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult.  At May 31, 2021, the Funds held securities issued pursuant to Rule 144a under the Securities Act of 1933.  All Rule 144a securities have been classified as liquid under the

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2021 (Unaudited), Continued

Funds’ liquidity risk management program. Other restricted investments held by the Funds at May 31, 2021 are disclosed in the notes to the schedules of investments.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of May 31, 2021, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Refer to Note 11 for more information about subsequent events.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2021 (Unaudited), Continued

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Market values for fixed income securities are normally determined on the basis of valuations provided by independent pricing services.  Each independent pricing service typically values securities based on one or more inputs as described below.  Securities that use similar valuation techniques and inputs as described below are categorized as level 2 of the fair value hierarchy.  To the extent the significant inputs are unobservable, the values are generally categorized as level 3.

Mortgage- and Asset-Backed Securities:  Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.

U.S. Government Securities:  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.

U.S. Government Agency Securities:  U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.

Other Debt Securities:  Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service provider using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2021 (Unaudited), Continued

Short-Term Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2021:

Total Return Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial
Mortgage-Backed
Securities – Agency	$—	$12,966	$—	$12,966
Commercial
Mortgage-Backed
Securities –
Non-Agency	—	88,113,541	—	88,113,541
Residential
Mortgage-Backed
Securities – Agency	—	298,994,446	—	298,994,446
Residential
Mortgage-Backed
Securities –
Non-Agency	—	746,760,830	22,756,945	769,517,775
Total Fixed Income	—	1,133,881,783	22,756,945	1,156,638,728
Private Placement
Participation
Agreements	—	—	4,644,354	4,644,354
Money Market Fund	31,933,538	—	—	31,933,538
Total Investments	$31,933,538	$1,133,881,783	$27,401,299	$1,193,216,620

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2021 (Unaudited), Continued

Short Duration Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed
Securities – Agency	$—	$32	$—	$32
Asset-Backed
Securities – Non-Agency	—	44,636,260	—	44,636,260
Collateralized
Loan Obligations	—	58,081,441	—	58,081,441
Commercial
Mortgage-Backed
Securities – Agency	—	2,167	—	2,167
Commercial
Mortgage-Backed
Securities – Non-Agency	—	69,431,959	—	69,431,959
Residential
Mortgage-Backed
Securities – Agency	—	78,635,462	—	78,635,462
Residential
Mortgage-Backed
Securities – Non-Agency	—	82,470,038	—	82,470,038
Total Fixed Income	—	333,257,359	—	333,257,359
Private Placement
Participation
Agreements	—	—	1,929,930	1,929,930
Money Market Fund	14,156,303	—	—	14,156,303
Total Investments	$14,156,303	$333,257,359	$1,929,930	$349,343,592

Refer to each Fund’s schedule of investments for a detailed break-out of securities by type.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2021 (Unaudited), Continued

The following is a reconciliation of the Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Total Return Fund
	Investments in Securities, at Value
		Private Placement
	Residential	Participation
	MBS – Non-Agency	Agreements
Balance as of November 30, 2020	$—	$4,979,977
Accrued discounts/premiums	(3,304)	—
Realized gain/(loss)	—	—
Change in unrealized
appreciation/(depreciation)	3,304	—
Purchases	22,756,945	25,801
Sales	—	(361,424)
Transfers in and/or out of Level 3	—	—
Balance as of May 31, 2021	$22,756,945	$4,644,354

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2021, and still classified as level 3 was $3,304.

The following is a reconciliation of the Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Short Duration Fund

Investments in Securities, at Value
Private Placement
Participation Agreements
Balance as of November 30, 2020	$1,594,821
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	760,979
Sales	(425,870)
Transfers in and/or out of Level 3	—
Balance as of May 31, 2021	$1,929,930

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2021, and still classified as level 3 was $0.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2021 (Unaudited), Continued

The following is a summary of quantitative information about level 3 valued measurements:

Total Return Fund
	Value at	Valuation	Unobservable
	5/31/21	Technique(s)	Input	Input/Range
Residential	$22,756,945	Market	Recent	$0.70 – $100.00
MBS –		Transaction	Transaction	(weighted avg.
Non-Agency		Method		$85.61)

Private	$ 4,644,354	Market	Recent	$100
Placement		Transaction	Transaction
Participation		Method
Agreements

Short Duration Fund
	Value at	Valuation	Unobservable
	5/31/21	Technique(s)	Input	Input/Range
Private	$1,929,930	Market	Recent	$100
Placement		Transaction	Transaction
Participation		Method
Agreements

New Accounting Pronouncements – In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2021 (Unaudited), Continued

securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Management is currently evaluating the potential impact of Rule 18f-4 on the Funds.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Semper Capital Management, L.P. (the “Adviser”) provides the Funds with investment management services under an investment advisory agreement. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, each Fund pays the Adviser a monthly management fee.  For the Total Return Fund, the fees are calculated at an annual rate of 0.60% of the Fund’s average daily net assets for the first $1.5 billion of assets, 0.55% of the Fund’s average daily net assets for the next $1 billion of assets, and 0.50% of the Fund’s average daily net assets in excess of $2.5 billion.  For the Short Duration Fund, the Adviser is entitled to a monthly fee at the annual rate of 0.35% based upon the Fund’s average daily net assets.  For the six months ended May 31, 2021, the advisory fees incurred by the Funds are disclosed in the statements of operations.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2021 (Unaudited), Continued

Each Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses).  The Total Return Fund expenses are limited to 0.90% of the average daily net assets of the Fund and the Short Duration Fund expenses are limited to 0.60% of the average daily net assets of the Fund.  Any such reductions made by the Adviser in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of:  (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at time the reimbursement is made.  Such reimbursement may not be paid prior to each Fund’s payment of current ordinary operating expenses.

During the six months ended May 31, 2021, the Adviser waived fees of $42,358 in the Short Duration Fund. Any amount due from the Adviser is paid monthly to the Fund.  The expense limitation will remain in effect through at least March 29, 2022, and may be terminated only by the Trust’s Board of Trustees.  The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Short Duration Fund
Expiration	Amount
11/30/21	$100,801
11/30/22	138,047
11/30/23	162,299
5/31/24	42,358
$443,505

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2021 are disclosed in the statements of operations.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2021 (Unaudited), Continued

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC (“ Foreside”).

The Funds have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services.  These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Total Return Fund and the Short Duration Fund expensed $386,735 and $143,444, respectively, of sub-transfer agent fees during the six months ended May 31, 2021. These fees are included in the transfer agent fees and expenses amount disclosed in the statements of operations.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class and the Total Return Fund’s Class A.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2021, the 12b-1 distribution fees incurred by the Funds are disclosed in the statements of operations.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2021, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows.

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
Total Return Fund	$494,582,723	$506,877,491	$1,187	$45,398
Short Duration Fund	189,199,558	238,287,387	—	4,214,817

NOTE 7 – LINES OF CREDIT

The Total Return Fund and the Short Duration Fund have a secured uncommitted line of credit in the amount of $275,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended May 31, 2021, the Funds drew upon their line of

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2021 (Unaudited), Continued

credit. The Total Return Fund had an average daily outstanding balance of $200,060, a weighted average interest rate of 2.75%, paid interest expense of $6,920 and had a maximum amount outstanding of $10,020,000.  The Short Duration Fund had one day outstanding balance of $15,287,000, a weighted average interest rate of 2.75%, and paid interest expense of $1,168.  At May 31, 2021, the Funds had no outstanding loan amounts.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the six months ended May 31, 2021 and the year ended November 30, 2020 was as follows:

	Total Return Fund		Short Duration Fund
	May 31, 2021	Nov. 30, 2020	May 31, 2021	Nov. 30, 2020
Ordinary income	$18,705,487	$69,806,623	$3,285,489	$9,718,719

As of November 30, 2020, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	Total	Short
	Return Fund	Duration Fund
Cost of investments (a)	$1,246,728,113	$387,550,981
Gross unrealized appreciation	15,940,162	3,469,713
Gross unrealized depreciation	(112,237,960)	(2,800,362)
Net unrealized
appreciation/(depreciation) (a)	(96,297,798)	669,351
Undistributed ordinary income	1,189,627	269,511
Undistributed long-term capital gains	—	—
Total distributable earnings	1,189,627	269,511
Other accumulated gains/(losses)	(315,775,918)	(26,356,126)
Total accumulated earnings/(losses)	$(410,884,089)	$(25,417,264)

(a)
The difference between book basis and tax basis net unrealized appreciation/(depreciation) and cost is attributable primarily to wash sales and partnerships. The difference between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales, capital loss carryforwards, and tax adjustments to dividends payable.

As of November 30, 2020, the Funds had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	Short-Term Indefinite	Long-Term Indefinite
Total Return Fund	$196,416,606	$117,839,567
Short Duration Fund	20,564,147	5,756,205

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2021 (Unaudited), Continued

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Market Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment goals may not be met. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which a Fund invests in unforeseen ways. Traditionally, liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

•
Regulatory Risk – Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2021 (Unaudited), Continued

sector. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by a Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets.

•
Risks Associated with Mortgage-Backed and Other Asset-Backed Securities – In addition to the risks associated with other fixed income securities, mortgage-backed and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or the other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. The liquidity of these assets may change over time.

•
Residential Mortgage-Backed Securities Risk – RMBS are subject to the risks generally associated with mortgage-backed securities. RMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. RMBS issued by nongovernment entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances.

•
Credit Risk Transfer Securities Risk – Credit risk transfer securities are unguaranteed and unsecured debt securities issued by the government sponsored entity and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored entity fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored entities or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2021 (Unaudited), Continued

•
Privately Issued Mortgage-Related Securities Risk – MBS issued or guaranteed by private issuers is also known as “non-agency MBS”. Privately issued mortgage-backed securities generally offer a higher rate of interest (but greater credit risk) than securities issued by U.S. Government issuers, as there are no direct or indirect governmental guarantees of payment. The degree of risks will depend significantly on the ability of borrowers to make payments on the underlying mortgages and the seniority of the security held by a Fund with respect to such payments. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

•
Sub-Prime Mortgage Risk – The risk that an issuer of a sub-prime mortgage security will default on its payments of interest or principal on a security when due is more pronounced in the case of sub-prime mortgage instruments than more highly ranked securities. Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.

•
High Yield Risk – Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of the securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Rule 144A Securities Risk – The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for a Fund to sell these securities.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2021, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Total Return Fund	National Financial Services, LLC	32.1%
Short Duration Fund	Charles Schwab & Co., Inc.	36.1%
Short Duration Fund	National Financial Services, LLC	27.5%

NOTE 11 – SUBSEQUENT EVENTS

At the close of business on June 1, 2021, the Semper Brentview Dividend Growth Equity Fund commenced operations.  The Fund offers Institutional Class only.  The Fund seeks to provide a high level of risk-adjusted current income and capital appreciation.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2021 (Unaudited), Continued

On July 7, 2021, Foreside announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. Quasar will remain the Funds’ distributor at the close of the transaction, subject to Board approval.

SEMPER FUNDS

NOTICE TO SHAREHOLDERS at May 31, 2021 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-736-7799 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available without charge, upon request, by calling 1-855-736-7799.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ Form N-PORT is also available, upon request, by calling 1-855-736-7799.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Semper Short Duration Fund
Semper MBS Total Return Fund
Semper Absolute Return Bond Fund

At meetings held on October 19-20 and December 10-11, 2020, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Semper Capital Management, L.P. (the “Adviser”) on behalf of the Semper Short Duration Fund (the “Short Duration Fund”) and the Semper MBS Total Return Fund (the “MBS Fund”) and also approved, for another annual term, the continuance of the Advisory Agreement for the Semper Absolute Return Bond Fund (the “Absolute Return Fund” and, together with the Short Duration Fund and MBS Fund, the “Funds”), which had not commenced operations at the time of this meeting.  At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser, and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process.  Additionally, the Board considered how the Adviser’s business continuity plan has operated during the recent COVID-19 pandemic.  The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser in person or by videoconference to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics.  The Board concluded that the Adviser had

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of each of the Short Duration Fund and MBS Fund as of June 30, 2020 on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and the Advisor’s similarly managed accounts.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing each Fund’s performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Short Duration Fund: The Board noted that the Fund underperformed the peer group median of its Morningstar comparative universe for the one-, three-and five-year periods. The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had underperformed both its primary and secondary benchmark indices over the one-, three- and five-year periods ended June 30, 2020.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund outperformed the similarly managed account composite for the one-year period and underperformed for the three-and five-year periods.

MBS Total Return Fund: The Board noted that the Fund underperformed the peer group median of its Morningstar comparative universe for the one-, three-and five-year periods ended June 30, 2020 .  The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had underperformed both its primary and secondary benchmark indices for the one-, three- and five-year periods ended June 30, 2020.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund underperformed its similarly managed account composite for the one-, three- and five-year periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and the total fees and expenses of the Funds, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Short Duration Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.60% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was above the peer group median and average.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio was above the peer group median and average. The Board noted that the Fund’s contractual advisory fee was above its peer group median and average and also above its peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the advisory fees received by the Adviser were above the peer group median and average as of the year ended June 30, 2020. The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were higher than the fees charged to the Adviser’s similarly managed separate account clients, primarily as a reflection of the nature of the separate account client and the greater costs to the Adviser of managing the Fund.

MBS Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.90% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was above the peer group median and average.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio was above the peer group median and average. The Board noted that the Fund’s contractual advisory fee was slightly below its peer group median and below its average. The Board additionally noted that the Fund’s

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

contractual advisory fee was equal to the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were higher than or lower than the fees charged to the Adviser’s similarly managed separate account clients, primarily as a reflection of the nature of the separate account client.  The Board also considered the Adviser’s representation that none of the separate accounts were managed identically to the Fund.

Absolute Return Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.30% (the “Expense Cap”).  The Board noted that the Fund’s estimated total expense ratio was above the peer group median and average.  The Board noted that the Fund’s contractual advisory fee was above its peer group median and average.  The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees to be charged to the Fund.

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board further noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps, but noted that for the MBS Fund, expenses are currently running below its Expense Cap.  The Board additionally noted that the Adviser has represented that it continues to reinvest free cash into growing its resources.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits derived by the Adviser from its relationship with the Funds, such as Rule 12b-1

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

fees.  The Board also considered that the Funds do not generate “soft dollar” benefits that may be used by the Adviser in exchange for Fund brokerage.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Adviser was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short Duration Fund, the MBS Fund and the Absolute Return Fund, but rather the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds.  The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interest of the Funds and their shareholders.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Semper Brentview Dividend Growth Equity Fund

At meetings held on December 10-11, 2020 and March 18-19, 2021, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Semper Capital Management, L.P. (the “Adviser”) and the Sub-Advisory Agreement (“Sub-Advisory Agreement”; and together with the Advisory Agreement, the “Advisory Agreements”) between the Trust, the Adviser, and Brentview Investment Management, LLC (the “Sub-Adviser”) on behalf of the Semper Brentview Dividend Growth Equity Fund (the “Fund”), a new series of the Trust. At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser, the Sub-Adviser and the services to be provided by the Adviser and Sub-Adviser to the Fund under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreements:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND SUB-ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the nature, extent and quality of the Adviser and Sub-Adviser’s overall services to be provided to the Fund, as well as their specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser and Sub-Adviser that would be involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser and Sub-Adviser, including information regarding their compliance programs, their chief compliance officers and the Adviser and Sub-Adviser’s compliance record, as well as the Adviser and Sub-Adviser’s cybersecurity programs, liquidity risk management programs, business continuity plans, and risk management processes. Additionally, the Board considered how the Adviser and Sub-Adviser’s business continuity plans have operated during the recent COVID-19 pandemic. The Board further considered the prior relationship between the Adviser and the Trust, with respect to their management of other funds in the Trust, as well as the Board’s knowledge of the Adviser’s operations. The Board also considered that the Sub-Adviser was formed in 2019, but that the personnel had excessive experience from previously working at different firms. The Board concluded that the Adviser and the Sub-Adviser

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing their duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER AND SUB-ADVISER. As the Fund was newly created, the Board was unable to review the performance of the Fund. The Board did consider the performance history of the Sub-Adviser with respect to similarly-managed separate accounts.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND SUB-ADVISER AND THE STRUCTURE OF THE ADVISER AND SUB-ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS. In considering the proposed advisory and sub-advisory fees and the total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and the Adviser and Sub-Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements. When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts. The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) for the Fund of 1.00% (the “Expense Cap”). The Board noted that the Fund’s total expense ratio was above the peer group median and average. Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio was above the peer group median and average. The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Fund and concluded that, at this time, the fees to be paid to the Adviser and Sub-Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale could be expected to be realized by the Adviser as assets of the Fund grow. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap. The Board additionally noted that the Adviser has represented that it continues to reinvest free cash into growing its resources. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board discussed the likely overall profitability of the Adviser and Sub-Adviser from managing the new Fund. In assessing possible profitability, the Trustees reviewed the Adviser’s and Sub-Adviser’s financial information and took into account both the likely direct and indirect benefits to the Adviser and the Sub-Adviser from advising the Fund, including 12b-1 distribution fees for Class A and Investor Class shares of the Fund. The Trustees concluded that the Adviser’s and the Sub-Adviser’s profit from managing the Fund would likely not be excessive and, after review of relevant financial information, the Adviser and Sub-Adviser would have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreements for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser and Sub-Adviser, including the advisory and sub-advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the Advisory Agreements would be in the best interest for the Fund and its shareholders.

SEMPER FUNDS

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 1-855-736-7799 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

SEMPER FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser
Semper Capital Management, L.P.
52 Vanderbilt Avenue, Suite 401
New York, New York 10017

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-736-7799 (855-SEM-PRXX)

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-855-736-7799 (855-SEM-PRXX).  Statements and other information herein are dated and are subject to change.

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date 8/4/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date 8/4/2021

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/
Principal Financial Officer

Date 8/9/2021

* Print the name and title of each signing officer under his or her signature